UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2020

Date of reporting period:	1/31/2020

Item 1 – Reports to Stockholders

PGIM CORPORATE BOND FUND

SEMIANNUAL REPORT

JANUARY 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Corporate Bond Fund informative and useful. The report covers performance for the six-month period ended January 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Corporate Bond Fund

March 16, 2020

PGIM Corporate Bond Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 1/31/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	5.97	10.42	N/A	N/A	4.34 (5/28/15)
Class C	5.59	12.20	N/A	N/A	4.25 (5/28/15)
Class R	5.85	13.77	N/A	N/A	4.76 (5/28/15)
Class Z	6.12	14.33	4.89	4.78	—
Class R6	6.12	14.33	N/A	N/A	5.28 (5/28/15)
Bloomberg Barclays US Credit Bond Index
	5.95	13.99	N/A	N/A	5.01

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)

For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase

For purchases on or after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase

		1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	None

PGIM Corporate Bond Fund	5

Your Fund’s Performance (continued)

Benchmark Definitions

Bloomberg Barclays US Credit Bond Index—The Bloomberg Barclays US Credit Bond Index measures the performance of investment-grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity greater than one year.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Distributions and Yields as of 1/31/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.17	1.74	0.68
Class C	0.13	1.06	-0.36
Class R	0.16	1.55	-56.36
Class Z	0.19	2.04	1.38
Class R6	0.19	2.04	1.40

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 1/31/20
AAA	7.8
AA	11.2
A	34.3
BBB	44.9
BB	1.2
Cash/Cash Equivalents	0.6
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Corporate Bond Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Corporate Bond Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,059.70	0.80%	$4.14
	Hypothetical	$1,000.00	$1,021.11	0.80%	$4.06
Class C	Actual	$1,000.00	$1,055.90	1.55%	$8.01
	Hypothetical	$1,000.00	$1,017.34	1.55%	$7.86
Class R	Actual	$1,000.00	$1,058.50	1.05%	$5.43
	Hypothetical	$1,000.00	$1,019.86	1.05%	$5.33
Class Z	Actual	$1,000.00	$1,061.20	0.55%	$2.85
	Hypothetical	$1,000.00	$1,022.37	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,061.20	0.55%	$2.85
	Hypothetical	$1,000.00	$1,022.37	0.55%	$2.80

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.4%

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.5%
BANK, Series 2019-BN16, Class A3	3.741%		02/15/52	200	$224,613
Benchmark Mortgage Trust, Series 2019-B09, Class A4	3.751		03/15/52	200	224,594
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283	(cc)	11/15/50	250	269,229
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585		12/10/54	300	326,961
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050		04/10/49	250	263,945
DBJPM Mortgage Trust, Series 2017-C06, Class A3	3.269		06/10/50	100	105,093
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A4	3.224		07/15/50	100	107,359
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058		05/15/49	200	210,974
Series 2016-C31, Class A4	2.840		11/15/49	300	314,436
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317		10/15/50	200	215,771

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,099,978)					2,262,975

CORPORATE BONDS 90.7%

Aerospace & Defense 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700		02/01/27	65	66,245
Sr. Unsec’d. Notes	3.200		03/01/29	30	31,551
United Technologies Corp., Sr. Unsec’d. Notes	3.950		08/16/25	60	66,273

					164,069

Agriculture 1.3%
Altria Group, Inc., Gtd. Notes	3.800		02/14/24	100	106,481

See Notes to Financial Statements.

PGIM Corporate Bond Fund	9

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom), Gtd. Notes	4.390%		08/15/37	50	$52,083
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.250		06/07/22	305	313,153

					471,717

Airlines 0.4%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875		03/13/20	130	130,089

Auto Manufacturers 3.0%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.550		08/15/22	200	202,459
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.979		08/03/22	200	201,279
Sr. Unsec’d. Notes	3.350		11/01/22	265	269,030
General Motors Financial Co., Inc.,
Gtd. Notes	3.200		07/06/21	75	76,180
Gtd. Notes	3.550		04/09/21	30	30,532
Gtd. Notes	4.000		01/15/25	150	159,008
Sr. Unsec’d. Notes	4.200		11/06/21	100	103,675

					1,042,163

Auto Parts & Equipment 0.3%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500		04/29/22	100	103,967

Banks 20.6%
Bank of America Corp.,
Sr. Unsec’d. Notes	3.419	(ff)	12/20/28	263	282,270
Sr. Unsec’d. Notes, MTN	3.550	(ff)	03/05/24	195	204,372
Sr. Unsec’d. Notes, MTN	3.824	(ff)	01/20/28	360	394,182
Sr. Unsec’d. Notes, MTN	4.330	(ff)	03/15/50	55	68,610
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650		03/16/25	200	212,611
Sr. Unsec’d. Notes	4.610	(ff)	02/15/23	320	335,330
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	3.052	(ff)	01/13/31	200	204,958

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
BPCE SA (France), Sr. Unsec’d. Notes, 144A	2.375%		01/14/25		250	$251,922
Citibank NA, Sr. Unsec’d. Notes	3.650		01/23/24		280	299,572
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700	(ff)	—	(rr)	25	25,445
Sr. Unsec’d. Notes	3.200		10/21/26		150	159,036
Sub. Notes	4.600		03/09/26		300	336,223
Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	2.375		01/22/25		250	253,947
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800		06/09/23		265	280,108
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.000		01/12/22		200	210,416
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.950		02/27/23		100	103,713
Sr. Unsec’d. Notes, GMTN	3.375		05/12/21		80	81,170
Sr. Unsec’d. Notes, Series D	5.000		02/14/22		150	157,114
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	4.223	(ff)	05/01/29		100	112,676
Sub. Notes	5.150		05/22/45		150	194,157
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.240	(c)	—	(rr)	98	98,886
Sr. Unsec’d. Notes	3.200		06/15/26		390	414,837
Sr. Unsec’d. Notes	3.882	(ff)	07/24/38		95	108,532
Sr. Unsec’d. Notes	3.964	(ff)	11/15/48		145	173,481
Sr. Unsec’d. Notes	4.452	(ff)	12/05/29		350	407,273
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.441	(c)	—	(rr)	250	251,577
Sr. Unsec’d. Notes, GMTN	4.431	(ff)	01/23/30		285	329,256
Sr. Unsec’d. Notes, MTN	3.971	(ff)	07/22/38		235	269,200
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.373	(ff)	01/05/24		200	206,586
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.625		01/22/25		200	202,215

See Notes to Financial Statements.

PGIM Corporate Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.125%	09/24/25	200	$220,821
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000	02/19/25	350	367,652

				7,218,148

Beverages 2.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	130	161,454
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49	110	150,386
Constellation Brands, Inc., Gtd. Notes	5.250	11/15/48	50	64,979
Keurig Dr. Pepper, Inc.,
Gtd. Notes	4.057	05/25/23	180	192,106
Gtd. Notes	4.417	05/25/25	150	166,610

				735,535

Building Materials 0.2%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	54	61,356

Chemicals 1.0%
Celanese US Holdings LLC, Gtd. Notes	4.625	11/15/22	50	53,211
CF Industries, Inc., Gtd. Notes	5.375	03/15/44	20	22,525
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.550	11/30/48	50	64,087
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600	08/15/22	49	50,889
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625	02/26/55	60	65,309
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.950	08/15/29	90	93,294

				349,315

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services 3.4%
California Institute of Technology, Sr. Unsec’d. Notes	4.700%	11/01/2111	50	$64,111
Equifax, Inc., Sr. Unsec’d. Notes	2.300	06/01/21	10	10,045
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118	145	200,825
Global Payments, Inc., Sr. Unsec’d. Notes	3.800	04/01/21	100	101,982
IHS Markit Ltd., Gtd. Notes, 144A	4.750	02/15/25	300	331,608
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	100	123,673
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	320	365,437

				1,197,681

Computers 1.6%
Apple, Inc.,
Sr. Unsec’d. Notes	3.000	11/13/27	400	428,296
Sr. Unsec’d. Notes	4.650	02/23/46	100	130,326

				558,622

Diversified Financial Services 0.4%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	40	43,166
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418	11/15/35	80	90,065

				133,231

Electric 9.5%
Commonwealth Edison Co., First Mortgage	4.700	01/15/44	100	126,966
Dominion Energy, Inc., Jr. Sub. Notes	2.715	08/15/21	310	313,194
DTE Electric Co., General Ref. Mortgage	3.950	06/15/42	75	85,572

See Notes to Financial Statements.

PGIM Corporate Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Entergy Corp., Sr. Unsec’d. Notes	2.950%	09/01/26	100	$104,491
Eversource Energy, Sr. Unsec’d. Notes, Series K	2.750	03/15/22	95	96,818
FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900	07/15/27	75	81,948
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	100	131,734
Florida Power & Light Co., First Mortgage	3.700	12/01/47	100	116,201
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	23,720
Nevada Power Co., General Ref. Mortgage, Series CC	3.700	05/01/29	300	333,322
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.403	09/01/21	150	151,565
Gtd. Notes	2.800	01/15/23	120	123,232
PacifiCorp, First Mortgage	3.350	07/01/25	270	288,004
PPL Capital Funding, Inc., Gtd. Notes	4.700	06/01/43	100	119,277
PSEG Power LLC, Gtd. Notes	3.000	06/15/21	60	60,817
Public Service Co. of New Hampshire, First Mortgage	3.600	07/01/49	45	50,885
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	75	85,155
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	422,113
RGS AEGCO Funding Corp., Sec’d. Notes, Series F	9.820	12/07/22	46	49,397
Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27	135	142,586
San Diego Gas & Electric Co., First Mortgage	4.300	04/01/42	75	86,058

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Sierra Pacific Power Co., General Ref. Mortgage	2.600%	05/01/26	70	$72,108
Southern California Edison Co., First Ref. Mortgage	5.500	03/15/40	200	260,938

				3,326,101

Foods 2.4%
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	45	45,909
Gtd. Notes	4.375	06/01/46	55	56,736
Gtd. Notes	5.000	07/15/35	50	57,457
Gtd. Notes, 144A	3.750	04/01/30	50	52,908
Gtd. Notes, 144A	4.875	10/01/49	70	76,921
Kroger Co. (The),
Sr. Unsec’d. Notes	2.650	10/15/26	35	35,762
Sr. Unsec’d. Notes	2.800	08/01/22	10	10,237
Sr. Unsec’d. Notes	5.150	08/01/43	60	71,804
Mars, Inc.,
Gtd. Notes, 144A	3.200	04/01/30	80	87,229
Gtd. Notes, 144A	3.600	04/01/34	25	28,533
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	4.000	03/01/26	180	198,458
Sr. Unsec’d. Notes	5.100	09/28/48	100	128,436

				850,390

Gas 1.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	2.625	09/15/29	65	67,388
NiSource, Inc., Sr. Unsec’d. Notes	2.650	11/17/22	310	315,810

				383,198

Healthcare-Services 3.8%
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	100	115,551
HCA, Inc., Sr. Sec’d. Notes	5.000	03/15/24	100	110,680

See Notes to Financial Statements.

PGIM Corporate Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
HCA, Inc., (cont’d.)
Sr. Sec’d. Notes	5.250%	06/15/49	100	$116,329
Sr. Sec’d. Notes	5.500	06/15/47	25	29,691
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600	02/01/25	250	265,654
Mayo Clinic,
Unsec’d. Notes	3.774	11/15/43	85	97,521
Unsec’d. Notes	4.000	11/15/47	80	93,375
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	250	266,623
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	161,076
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.700	08/15/49	80	88,327

				1,344,827

Housewares 0.3%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	12/01/24	100	103,750

Insurance 2.9%
American International Group, Inc., Sr. Unsec’d. Notes	4.375	01/15/55	150	170,938
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	100	131,969
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450	08/15/27	100	106,974
Sr. Unsec’d. Notes	3.900	05/01/29	40	44,372
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	500	576,657

				1,030,910

Iron/Steel 0.1%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	2.800	12/15/24	20	20,480

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media 4.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35		180	$234,039
Comcast Corp.,
Gtd. Notes	3.375	08/15/25		345	370,693
Gtd. Notes	4.150	10/15/28		15	17,205
Gtd. Notes	4.700	10/15/48	(a)	185	237,299
Discovery Communications LLC,
Gtd. Notes	3.500	06/15/22		100	103,478
Gtd. Notes	3.950	06/15/25		28	30,294
Gtd. Notes	4.950	05/15/42		100	114,179
ViacomCBS, Inc., Sr. Unsec’d. Notes	5.250	04/01/44		150	180,941
Walt Disney Co. (The), Gtd. Notes	7.625	11/30/28		150	212,909

					1,501,037

Mining 1.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500	09/15/38		75	109,565
Newmont Corp., Sr. Unsec’d. Notes	2.800	10/01/29		200	205,933
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.400	02/01/43		100	106,495

					421,993

Miscellaneous Manufacturing 0.7%
Hillenbrand, Inc., Gtd. Notes	4.500	09/15/26		100	107,442
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29		65	71,594
Textron, Inc., Sr. Unsec’d. Notes	4.000	03/15/26		45	48,743

					227,779

See Notes to Financial Statements.

PGIM Corporate Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Office/Business Equipment 0.1%
Xerox Corp., Sr. Unsec’d. Notes	4.125%	03/15/23	20	$20,704

Oil & Gas 5.5%
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	102	104,178
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	03/15/38	100	130,388
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27	200	213,558
Sr. Unsec’d. Notes	5.250	06/15/37	75	82,227
Sr. Unsec’d. Notes	5.400	06/15/47	15	17,073
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	50	57,970
Devon Energy Corp., Sr. Unsec’d. Notes	5.000	06/15/45	55	63,340
Diamondback Energy, Inc., Gtd. Notes	2.875	12/01/24	75	76,299
Energen Corp., Sr. Unsec’d. Notes	4.625	09/01/21	170	175,322
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	200	227,502
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.950	04/15/22	90	93,263
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050	11/15/44	100	109,271
Occidental Petroleum Corp., Sr. Unsec’d. Notes	2.700	08/15/22	60	60,912
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.999	01/27/28	65	75,797
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350	02/12/48	60	59,420
Gtd. Notes, 144A	5.950	01/28/31	100	101,501
Gtd. Notes, GMTN	6.750	09/21/47	80	81,041
Shell International Finance BV (Netherlands), Gtd. Notes	4.375	05/11/45	85	104,407
Total Capital International SA (France), Gtd. Notes	3.461	07/12/49	85	92,808

				1,926,277

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 6.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600%	05/14/25	165	$176,428
Sr. Unsec’d. Notes	4.875	11/14/48	110	131,639
Sr. Unsec’d. Notes, 144A	4.050	11/21/39	95	103,572
Sr. Unsec’d. Notes, 144A	4.250	11/21/49	150	164,049
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	4.250	10/26/49	30	37,074
Sr. Unsec’d. Notes, 144A	4.625	05/15/44	200	252,729
Cigna Corp.,
Gtd. Notes	4.900	12/15/48	150	183,311
Gtd. Notes, 144A	3.050	11/30/22	300	308,923
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	125	138,681
Sr. Unsec’d. Notes	4.780	03/25/38	100	116,708
Sr. Unsec’d. Notes	5.125	07/20/45	100	120,775
McKesson Corp., Sr. Unsec’d. Notes	4.750	05/30/29	120	138,084
Mylan NV,
Gtd. Notes	3.950	06/15/26	140	149,370
Gtd. Notes	5.250	06/15/46	10	11,575
Mylan, Inc., Gtd. Notes	5.200	04/15/48	40	46,258
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	100	105,251
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200	07/21/21	26	25,603

				2,210,030

Pipelines 6.7%
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	250	256,468
Energy Transfer Operating LP,
Gtd. Notes	5.000	05/15/50	45	46,253
Gtd. Notes	5.800	06/15/38	15	17,262
Gtd. Notes	6.250	04/15/49	15	17,796
Enterprise Products Operating LLC,
Gtd. Notes	2.800	01/31/30	150	151,851
Gtd. Notes	4.850	03/15/44	100	116,718

See Notes to Financial Statements.

PGIM Corporate Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	10/03/47	80	$86,735
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.625	04/01/22	90	92,774
Gtd. Notes, 144A	3.900	04/01/24	75	79,682
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28	45	47,230
Sr. Unsec’d. Notes	4.500	07/15/23	110	118,017
Sr. Unsec’d. Notes, 144A	3.500	12/01/22	35	36,344
Sr. Unsec’d. Notes, 144A	5.200	12/01/47	75	81,903
ONEOK, Inc.,
Gtd. Notes	4.350	03/15/29	2	2,194
Gtd. Notes	4.950	07/13/47	150	165,943
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.650	06/01/22	300	309,178
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400	10/01/47	150	161,619
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	300	308,547
Sr. Unsec’d. Notes	5.250	02/01/50	10	9,511
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.300	03/04/24	200	215,544
Sr. Unsec’d. Notes	5.100	09/15/45	30	33,393

				2,354,962

Real Estate 0.6%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	226,902

Real Estate Investment Trusts (REITs) 3.9%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	75	79,627
Sr. Unsec’d. Notes	4.125	06/15/26	200	216,665
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	3.000	01/15/30	145	149,330
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	75	77,926

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	04/15/25	155	$169,829
Sabra Health Care LP, Gtd. Notes	4.800	06/01/24	30	32,272
SITE Centers Corp., Sr. Unsec’d. Notes	3.625	02/01/25	306	321,293
Ventas Realty LP, Gtd. Notes	3.500	02/01/25	295	312,813

				1,359,755

Retail 0.6%
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000	05/15/25	200	216,685

Semiconductors 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	40	42,254
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625	06/15/22	200	211,474
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.300	05/20/47	50	59,533

				313,261

Shipbuilding 0.3%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	100	106,896

Software 1.3%
Microsoft Corp.,
Sr. Unsec’d. Notes	3.950	08/08/56	140	173,343
Sr. Unsec’d. Notes	4.000	02/12/55	30	37,224
Sr. Unsec’d. Notes	4.500	02/06/57	75	101,670
Oracle Corp.,
Sr. Unsec’d. Notes	3.900	05/15/35	45	52,200
Sr. Unsec’d. Notes	4.000	07/15/46	65	75,620

				440,057

See Notes to Financial Statements.

PGIM Corporate Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications 2.5%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.875%	01/15/26		200	$217,538
Sr. Unsec’d. Notes	4.500	03/09/48		145	164,038
Sr. Unsec’d. Notes	4.850	03/01/39		65	77,251
Sr. Unsec’d. Notes	5.150	03/15/42		115	140,431
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33		15	18,059
Sr. Unsec’d. Notes	5.012	04/15/49		190	251,134

					868,451

Transportation 0.7%
FedEx Corp., Gtd. Notes	4.500	02/01/65		100	104,289
Kansas City Southern, Gtd. Notes	4.700	05/01/48		125	155,922

					260,211

Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.650	07/29/21		65	66,632

TOTAL CORPORATE BONDS (cost $29,171,190)					31,747,181

MUNICIPAL BONDS 1.2%

Illinois 1.1%
State of Illinois, General Obligation Unlimited	5.100	06/01/33	(a)	340	382,439

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas 0.1%
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series B	3.922%	12/31/49	50	$54,297

TOTAL MUNICIPAL BONDS (cost $412,232)				436,736

TOTAL LONG-TERM INVESTMENTS (cost $31,683,400)				34,446,892

			Shares

SHORT-TERM INVESTMENTS 2.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			132,194	132,194
PGIM Institutional Money Market Fund (cost $623,392; includes $622,757 of cash collateral for securities on loan)(b)(w)			623,304	623,428

TOTAL SHORT-TERM INVESTMENTS (cost $755,586)				755,622

TOTAL INVESTMENTS 100.6% (cost $32,438,986)				35,202,514
Liabilities in excess of other assets(z) (0.6)%				(194,684)

NET ASSETS 100.0%				$35,007,830

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $612,413; cash collateral of $622,757 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

See Notes to Financial Statements.

PGIM Corporate Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at January 31, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1	2 Year U.S. Treasury Notes	Mar. 2020	$216,359	$585
1	10 Year U.S. Treasury Notes	Mar. 2020	131,656	1,795
7	20 Year U.S. Treasury Bonds	Mar. 2020	1,144,719	21,766

				24,146

	Short Positions:
12	5 Year U.S. Treasury Notes	Mar. 2020	1,443,844	(15,339)
6	30 Year U.S. Ultra Treasury Bonds	Mar. 2020	1,162,125	(39,681)

				(55,020)

				$(30,874)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$200,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

24

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Commercial Mortgage-Backed Securities	$—	$2,262,975	$—
Corporate Bonds	—	31,747,181	—
Municipal Bonds	—	436,736	—
Affiliated Mutual Funds	755,622	—	—

Total	$755,622	$34,446,892	$—

Other Financial Instruments*
Assets
Futures Contracts	$24,146	$—	$—

Liabilities
Futures Contracts	$(55,020)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

Banks	20.6%
Electric	9.5
Pipelines	6.7
Commercial Mortgage-Backed Securities	6.5
Pharmaceuticals	6.3
Oil & Gas	5.5
Media	4.3
Real Estate Investment Trusts (REITs)	3.9
Healthcare-Services	3.8
Commercial Services	3.4
Auto Manufacturers	3.0
Insurance	2.9
Telecommunications	2.5
Foods	2.4

Affiliated Mutual Funds (1.8% represents investments purchased with collateral from securities on loan)	2.2%
Beverages	2.1
Computers	1.6
Agriculture	1.3
Software	1.3
Municipal Bonds	1.2
Mining	1.2
Gas	1.1
Chemicals	1.0
Semiconductors	0.9
Transportation	0.7
Miscellaneous Manufacturing	0.7
Real Estate	0.6

See Notes to Financial Statements.

PGIM Corporate Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Industry Classification (continued):

Retail	0.6%
Aerospace & Defense	0.5
Diversified Financial Services	0.4
Airlines	0.4
Shipbuilding	0.3
Auto Parts & Equipment	0.3
Housewares	0.3
Trucking & Leasing	0.2

Building Materials	0.2%
Office/Business Equipment	0.1
Iron/Steel	0.1

100.6
Liabilities in excess of other assets	(0.6)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker— variation margin futures	$24,146	*	Due from/to broker—variation margin futures	$55,020	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(2,026)

See Notes to Financial Statements.

26

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(57,787)

For the six months ended January 31, 2020, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$2,009,065	$3,168,412

(1)	Notional Amount in USD.

The Fund invested in OTC derivatives and entered into other financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and other financial transactions, where the legal right to set-off exists, is presented in the summary below.

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$612,413	$(612,413)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Corporate Bond Fund	27

Statement of Assets and Liabilities (unaudited)

as of January 31, 2020

Assets
Investments at value, including securities on loan of $612,413:
Unaffiliated investments (cost $31,683,400)	$34,446,892
Affiliated investments (cost $755,586)	755,622
Dividends and interest receivable	309,706
Deposit with broker for centrally cleared/exchange-traded derivatives	200,000
Receivable for Fund shares sold	47,847
Due from Manager	9,927
Prepaid expenses and other assets	549

Total Assets	35,770,543

Liabilities
Payable to broker for collateral for securities on loan	622,757
Payable for Fund shares reacquired	73,693
Accrued expenses and other liabilities	54,384
Dividends payable	6,393
Due to broker—variation margin futures	2,549
Distribution fee payable	2,086
Affiliated transfer agent fee payable	851

Total Liabilities	762,713

Net Assets	$35,007,830

Net assets were comprised of:
Shares of beneficial interest, at par	$2,928
Paid-in capital in excess of par	32,944,816
Total distributable earnings (loss)	2,060,086

Net assets, January 31, 2020	$35,007,830

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share, ($3,339,702 ÷ 278,682 shares of beneficial interest issued and outstanding)	$11.98
Maximum sales charge (3.25% of offering price)	0.40

Maximum offering price to public	$12.38

Class C
Net asset value, offering price and redemption price per share,
($1,619,306 ÷ 135,435 shares of beneficial interest issued and outstanding)	$11.96

Class R
Net asset value, offering price and redemption price per share,
($21,651 ÷ 1,811 shares of beneficial interest issued and outstanding)	$11.95

Class Z
Net asset value, offering price and redemption price per share,
($20,719,462 ÷ 1,733,102 shares of beneficial interest issued and outstanding)	$11.96

Class R6
Net asset value, offering price and redemption price per share,
($9,307,709 ÷ 778,598 shares of beneficial interest issued and outstanding)	$11.95

See Notes to Financial Statements.

PGIM Corporate Bond Fund	29

Statement of Operations (unaudited)

Six Months Ended Ended January 31, 2020

Net Investment Income (Loss)
Income
Interest income	$582,090
Affiliated dividend income	7,807
Income from securities lending, net (including affiliated income of $155)	490

Total income	590,387

Expenses
Management fee	75,461
Distribution fee(a)	11,671
Custodian and accounting fees	38,408
Registration fees(a)	34,729
Audit fee	18,332
Shareholders’ reports	17,012
Transfer agent’s fees and expenses (including affiliated expense of $2,405)(a)	14,187
Legal fees and expenses	9,370
Trustees’ fees	5,476
SEC registration fees	4,489
Miscellaneous	8,078

Total expenses	237,213
Less: Fee waiver and/or expense reimbursement(a)	(133,276)
Distribution fee waiver(a)	(26)

Net expenses	103,911

Net investment income (loss)	486,476

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $12)	177,678
Futures transactions	(2,026)

175,652

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $36)	1,304,997
Futures	(57,787)

1,247,210

Net gain (loss) on investment transactions	1,422,862

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,909,338

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	3,579	8,014	78	—	—
Registration fees	7,022	6,961	6,961	6,824	6,961
Transfer agent’s fees and expenses	4,021	765	39	9,305	57
Fee waiver and/or expense reimbursement	(18,253)	(11,758)	(7,052)	(66,350)	(29,863)
Distribution fee waiver	—	—	(26)	—	—

See Notes to Financial Statements.

30

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$486,476	$838,163
Net realized gain (loss) on investment transactions	175,652	(84,339)
Net change in unrealized appreciation (depreciation) on investments	1,247,210	1,943,555

Net increase (decrease) in net assets resulting from operations	1,909,338	2,697,379

Dividends and Distributions
Distributions from distributable earnings
Class A	(42,202)	(88,579)
Class C	(17,499)	(26,596)
Class R	(282)	(571)
Class Z	(319,131)	(598,906)
Class R6	(144,921)	(158,195)

	(524,035)	(872,847)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	6,386,455	12,767,604
Net asset value of shares issued in reinvestment of dividends and distributions	515,473	861,560
Cost of shares reacquired	(3,872,386)	(6,653,904)

Net increase (decrease) in net assets from Fund share transactions	3,029,542	6,975,260

Total increase (decrease)	4,414,845	8,799,792

Net Assets:
Beginning of period	30,592,985	21,793,193

End of period	$35,007,830	$30,592,985

See Notes to Financial Statements.

PGIM Corporate Bond Fund	31

Notes to Financial Statements (unaudited)

The Target Portfolio Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Trust currently consists of three series: PGIM Corporate Bond Fund, PGIM Core Bond Fund and PGIM QMA Small-Cap Value Fund (collectively the “Funds”).

These financial statements relate only to the PGIM Corporate Bond Fund (the “Fund”).

The investment objective of the Fund is high current income consistent with the preservation of principal.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

32

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed

PGIM Corporate Bond Fund	33

Notes to Financial Statements (unaudited) (continued)

reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held

34

at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the

PGIM Corporate Bond Fund	35

Notes to Financial Statements (unaudited) (continued)

amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and

36

waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions from net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Corporate Bond Fund	37

Notes to Financial Statements (unaudited) (continued)

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.45% average daily net assets up to and including $5 billion and 0.425% on average daily net assets assets exceeding $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.45% for the reporting period ended January 31, 2020.

The Manager has contractually agreed, through November 30, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.80% of average daily net assets for Class A shares, 1.55% of average daily net assets for Class C shares, 1.05% of average daily net assets for Class R shares, 0.55% of average daily net assets for Class Z shares, and 0.55% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

38

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through November 30, 2020 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

For the reporting period ended January 31, 2020, PIMS received $8,550 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended January 31, 2020, PIMS received and $15 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended January 31, 2020, no 17a-7 transactions were entered into by the Fund.

PGIM Corporate Bond Fund	39

Notes to Financial Statements (unaudited) (continued)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2020, were $7,296,019 and $3,940,525, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$672,792	$7,657,225	$8,197,823	$—	$—	$132,194	132,194	$7,807
PGIM Institutional Money Market Fund*
—	1,509,797	886,417	36	12	623,428	623,304	155	**

$672,792	$9,167,022	$9,084,240	$36	$12	$755,622		$7,962

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2020 were as follows:

Tax Basis	$32,533,035

Gross Unrealized Appreciation	2,672,235
Gross Unrealized Depreciation	(33,630)

Net Unrealized Appreciation	$2,638,605

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2019 of approximately $766,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax

40

authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more (prior to July 15, 2019, $500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at

$0.001 par value per share.

As of January 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R	1,040	57%
Class R6	778,598	100%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	27%	3	59%

PGIM Corporate Bond Fund	41

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2020:
Shares sold	78,965	$927,474
Shares issued in reinvestment of dividends and distributions	3,424	40,336
Shares reacquired	(76,020)	(886,234)

Net increase (decrease) in shares outstanding before conversion	6,369	81,576
Shares issued upon conversion from other share class(es)	8,506	99,359
Shares reacquired upon conversion into other share class(es)	(2,167)	(25,224)

Net increase (decrease) in shares outstanding	12,708	$155,711

Year ended July 31, 2019:
Shares sold	85,799	$945,293
Shares issued in reinvestment of dividends and distributions	7,813	85,465
Shares reacquired	(72,058)	(792,830)

Net increase (decrease) in shares outstanding before conversion	21,554	237,928
Shares issued upon conversion from other share class(es)	9,542	102,398
Shares reacquired upon conversion into other share class(es)	(2,421)	(26,572)

Net increase (decrease) in shares outstanding	28,675	$313,754

Class C
Six months ended January 31, 2020:
Shares sold	29,486	$346,361
Shares issued in reinvestment of dividends and distributions	1,444	16,977
Shares reacquired	(16,482)	(194,126)

Net increase (decrease) in shares outstanding	14,448	$169,212

Year ended July 31, 2019:
Shares sold	48,595	$533,369
Shares issued in reinvestment of dividends and distributions	2,348	25,675
Shares reacquired	(16,771)	(178,977)

Net increase (decrease) in shares outstanding before conversion	34,172	380,067
Shares reacquired upon conversion into other share class(es)	(1,435)	(15,570)

Net increase (decrease) in shares outstanding	32,737	$364,497

Class R
Six months ended January 31, 2020:
Shares sold	25	$298
Shares issued in reinvestment of dividends and distributions	24	279
Shares reacquired	(1)	(11)

Net increase (decrease) in shares outstanding	48	$566

Year ended July 31, 2019:
Shares sold	55	$593
Shares issued in reinvestment of dividends and distributions	52	570
Shares reacquired	(28)	(321)

Net increase (decrease) in shares outstanding	79	$842

42

Class Z	Shares	Amount
Six months ended January 31, 2020:
Shares sold	437,253	$5,112,322
Shares issued in reinvestment of dividends and distributions	26,680	313,522
Shares reacquired	(239,653)	(2,792,015)

Net increase (decrease) in shares outstanding before conversion	224,280	2,633,829
Shares issued upon conversion from other share class(es)	2,172	25,224
Shares reacquired upon conversion into other share class(es)	(8,524)	(99,359)

Net increase (decrease) in shares outstanding	217,928	$2,559,694

Year ended July 31, 2019:
Shares sold	301,526	$3,288,349
Shares issued in reinvestment of dividends and distributions	54,309	591,655
Shares reacquired	(526,693)	(5,681,776)

Net increase (decrease) in shares outstanding before conversion	(170,858)	(1,801,772)
Shares issued upon conversion from other share class(es)	2,428	26,572
Shares reacquired upon conversion into other share class(es)	(8,127)	(86,828)

Net increase (decrease) in shares outstanding	(176,557)	$(1,862,028)

Class R6
Six months ended January 31, 2020:
Shares issued in reinvestment of dividends and distributions	12,197	$144,359

Net increase (decrease) in shares outstanding	12,197	$144,359

Year ended July 31, 2019:
Shares sold	751,174	$8,000,000
Shares issued in reinvestment of dividends and distributions	14,216	158,195

Net increase (decrease) in shares outstanding	765,390	$8,158,195

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 - 10/1/2020	10/4/2018 - 10/2/2019
Total Commitment	$900 million	$900 million
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large

PGIM Corporate Bond Fund	43

Notes to Financial Statements (unaudited) (continued)

scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended January 31, 2020. The average daily balance for the 1 day that the Fund had loans outstanding during the period was $366,000, borrowed at a weighted average interest rate of 3.46%. The maximum loan balance outstanding during the period was $366,000. At January 31, 2020, the Fund did not have an outstanding loan balance.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may

44

be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Corporate Bond Fund	45

Notes to Financial Statements (unaudited) (continued)

10. Subsequent Event

Subsequent to January 31, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which may have an impact on the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

46

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,				May 28, 2015(a) through July 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.48		$10.81	$ 11.32	$11.46	$10.76	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.34	0.32	0.32	0.29	0.04
Net realized and unrealized gain (loss) on investment transactions	0.51		0.69	(0.49)	(0.13)	0.71	(0.17)
Total from investment operations	0.67		1.03	(0.17)	0.19	1.00	(0.13)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.36)	(0.34)	(0.33)	(0.30)	(0.05)
Net asset value, end of period	$11.98		$11.48	$ 10.81	$11.32	$11.46	$10.76
Total Return(c):	5.97%		9.73%	(1.51)%	1.77%	9.49%	(1.19)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,340		$3,053	$ 2,565	$1,802	$822	$71
Average net assets (000)	$2,848		$2,698	$ 2,200	$1,339	$269	$12
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.80%	(f)	0.80%	0.80%	0.80%	0.94%	0.98%	(f)
Expenses before waivers and/or expense reimbursement	2.07%	(f)	2.22%	2.25%	1.92%	1.77%	2.23%	(f)
Net investment income (loss)	2.72%	(f)	3.14%	2.89%	2.88%	2.64%	2.24%	(f)
Portfolio turnover rate(g)	22%		71%	70%	90%	165%	1,221%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

PGIM Corporate Bond Fund	47

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,				May 28, 2015(a) through July 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.45		$10.79	$11.29	$11.43	$10.75	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.26	0.24	0.24	0.20	0.03
Net realized and unrealized gain (loss) on investment transactions	0.52		0.68	(0.48)	(0.13)	0.70	(0.18)
Total from investment operations	0.64		0.94	(0.24)	0.11	0.90	(0.15)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.28)	(0.26)	(0.25)	(0.22)	(0.04)
Net asset value, end of period	$11.96		$11.45	$10.79	$11.29	$11.43	$10.75
Total Return(c):	5.59%		8.83%	(2.16)%	1.01%	8.51%	(1.41)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,619		$1,386	$952	$1,095	$755	$15
Average net assets (000)	$1,594		$1,053	$1,050	$1,014	$369	$13
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.55%	(f)	1.55%	1.55%	1.55%	1.73%	1.87%	(f)
Expenses before waivers and/or expense reimbursement	3.02%	(f)	3.49%	3.54%	2.66%	2.56%	2.97%	(f)
Net investment income (loss)	1.97%	(f)	2.38%	2.12%	2.12%	1.84%	1.48%	(f)
Portfolio turnover rate(g)	22%		71%	70%	90%	165%	1,221%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

48

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,				May 28, 2015(a) through July 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.45		$10.79	$11.29	$11.43	$10.75	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.31	0.29	0.29	0.25	0.03
Net realized and unrealized gain (loss) on investment transactions	0.51		0.68	(0.47)	(0.12)	0.70	(0.17)
Total from investment operations	0.66		0.99	(0.18)	0.17	0.95	(0.14)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.33)	(0.32)	(0.31)	(0.27)	(0.05)
Net asset value, end of period	$11.95		$11.45	$10.79	$11.29	$11.43	$10.75
Total Return(c):	5.85%		9.37%	(1.67)%	1.51%	9.04%	(1.32)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22		$20	$18	$11	$11	$10
Average net assets (000)	$21		$19	$12	$11	$10	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.05%	(f)	1.05%	1.05%	1.05%	1.29%	1.36%	(f)
Expenses before waivers and/or expense reimbursement	68.60%	(f)	65.60%	109.57%	2.42%	2.12%	2.77%	(f)
Net investment income (loss)	2.47%	(f)	2.88%	2.66%	2.59%	2.32%	1.91%	(f)
Portfolio turnover rate(g)	22%		71%	70%	90%	165%	1,221%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

PGIM Corporate Bond Fund	49

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2020		2019	2018	2017	2016	2015(a)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.45		$10.79	$11.29	$11.43	$10.76	$10.69
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.37	0.35	0.34	0.30	0.09
Net realized and unrealized gain (loss) on investment transactions	0.53		0.67	(0.48)	(0.12)	0.70	0.11
Total from investment operations	0.70		1.04	(0.13)	0.22	1.00	0.20
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.38)	(0.37)	(0.36)	(0.33)	(0.13)
Net asset value, end of period	$11.96		$11.45	$10.79	$11.29	$11.43	$10.76
Total Return(c):	6.12%		9.92%	(1.18)%	2.02%	9.47%	1.83%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,719		$17,356	$18,247	$19,869	$23,307	$44,174
Average net assets (000)	$19,881		$16,929	$20,078	$21,149	$33,438	$44,354
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.55%	(f)	0.55%	0.55%	0.55%	0.82%	0.91%
Expenses before waivers and/or expense reimbursement	1.21%	(f)	1.41%	1.32%	1.64%	1.27%	1.10%
Net investment income (loss)	2.97%	(f)	3.39%	3.12%	3.07%	2.79%	0.78%
Portfolio turnover rate(g)	22%		71%	70%	90%	165%	1,221%	(h)

(a)	Class T shares were renamed Class Z shares effective May 28, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

50

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,				May 28, 2015(a) through July 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.45		$10.79	$11.29	$11.43	$10.75	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.37	0.35	0.35	0.30	0.04
Net realized and unrealized gain (loss) on investment transactions	0.52		0.67	(0.48)	(0.13)	0.71	(0.18)
Total from investment operations	0.69		1.04	(0.13)	0.22	1.01	(0.14)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.38)	(0.37)	(0.36)	(0.33)	(0.05)
Net asset value, end of period	$11.95		$11.45	$10.79	$11.29	$11.43	$10.75
Total Return(c):	6.12%		9.92%	(1.18)%	2.02%	9.57%	(1.25)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,308		$8,778	$11	$11	$11	$10
Average net assets (000)	$9,013		$4,552	$11	$11	$10	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.55%	(f)	0.55%	0.55%	0.55%	0.79%	0.87%	(f)
Expenses before waivers and/or expense reimbursement	1.21%	(f)	1.42%	121.08%	1.53%	1.28%	1.88%	(f)
Net investment income (loss)	2.97%	(f)	3.39%	3.12%	3.10%	2.80%	2.39%	(f)
Portfolio turnover rate(g)	22%		71%	70%	90%	165%	1,221%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

PGIM Corporate Bond Fund	51

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Corporate Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM CORPORATE BOND FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	PCWAX	PCWCX	PCWRX	TGMBX	PCWQX
CUSIP	875921694	875921686	875921660	875921702	875921678

MF229E2

PGIM QMA SMALL-CAP VALUE FUND

SEMIANNUAL REPORT

JANUARY 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Small-Cap Value Fund informative and useful. The report covers performance for the six-month period ended January 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Small-Cap Value Fund

March 16, 2020

PGIM QMA Small-Cap Value Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 1/31/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–1.38	–9.12	2.88	N/A	2.86 (2/14/14)
Class C	–1.93	–5.73	N/A	N/A	1.78 (6/19/15)
Class R	–1.50	–3.98	3.82	8.81	—
Class Z	–1.25	–3.48	4.38	9.38	—
Class R2	–1.42	–3.87	N/A	N/A	–6.33 (12/28/17)
Class R4	–1.30	–3.64	N/A	N/A	–6.10 (12/28/17)
Class R6	–1.19	–3.42	4.45	N/A	4.39 (9/25/14)
Russell 2000 Value Index
	1.89	4.38	—	—	—
Russell 2000 Index
	3.26	9.21	—	—	—

Average Annual Total Returns as of 1/31/20 Since Inception (%)
	Class A (2/14/14)	Class C (6/19/15)	Class R2 (12/28/17)	Class R4 (12/28/17)	Class R6 (9/25/14)
Russell 2000 Value Index
	6.24	6.18	0.43	0.43	7.23
Russell 2000 Index
	7.58	7.14	3.82	3.82	8.92

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	0.10%	0.10%	None

Benchmark Definitions

Russell 2000 Value Index—The Russell 2000® Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have lower price-to-earnings ratios, higher dividend yields, and lower forecasted growth rates.

Russell 2000 Index—The Russell 2000® Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000® Index. It gives an indication of how stock prices of smaller companies have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM QMA Small-Cap Value Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Ten Largest Holdings	Line of Business	% of Net Assets
Taylor Morrison Home Corp.	Household Durables	1.1%
Adient PLC	Auto Components	1.1%
TRI Pointe Group, Inc.	Household Durables	1.1%
Radian Group, Inc.	Thrifts & Mortgage Finance	1.1%
Hancock Whitney Corp.	Banks	1.0%
RLJ Lodging Trust	Equity Real Estate Investment Trusts (REITs)	1.0%
Valley National Bancorp	Banks	1.0%
Office Properties Income Trust	Equity Real Estate Investment Trusts (REITs)	1.0%
Triton International Ltd. (Bermuda)	Trading Companies & Distributors	1.0%
CNO Financial Group, Inc.	Insurance	0.9%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Small-Cap Value Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Small-Cap Value Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$986.20	1.10%	$5.49
	Hypothetical	$1,000.00	$1,019.61	1.10%	$5.58
Class C	Actual	$1,000.00	$980.70	2.19%	$10.90
	Hypothetical	$1,000.00	$1,014.13	2.19%	$11.09
Class R	Actual	$1,000.00	$985.00	1.30%	$6.49
	Hypothetical	$1,000.00	$1,018.60	1.30%	$6.60
Class Z	Actual	$1,000.00	$987.50	0.74%	$3.70
	Hypothetical	$1,000.00	$1,021.42	0.74%	$3.76
Class R2	Actual	$1,000.00	$985.80	1.15%	$5.74
	Hypothetical	$1,000.00	$1,019.36	1.15%	$5.84
Class R4	Actual	$1,000.00	$987.00	0.90%	$4.50
	Hypothetical	$1,000.00	$1,020.61	0.90%	$4.57
Class R6	Actual	$1,000.00	$988.10	0.65%	$3.25
	Hypothetical	$1,000.00	$1,021.87	0.65%	$3.30

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2020, and divided by the 366 days in the Fund's fiscal year ending July 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of January 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS

Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.*	229,528	$5,129,951
Echo Global Logistics, Inc.*(a)	14,400	279,072

		5,409,023

Airlines 2.5%
Hawaiian Holdings, Inc.(a)	158,000	4,405,040
JetBlue Airways Corp.*	171,300	3,396,879
Mesa Air Group, Inc.*	140,400	1,199,016
SkyWest, Inc.	79,068	4,362,182
Spirit Airlines, Inc.*(a)	164,900	6,772,443

		20,135,560

Auto Components 4.3%
Adient PLC*	337,100	8,666,841
American Axle & Manufacturing Holdings, Inc.*(a)	711,600	6,575,183
Cooper Tire & Rubber Co.	182,400	4,831,776
Cooper-Standard Holdings, Inc.*(a)	104,800	2,779,296
Dana, Inc.	332,200	5,119,202
Modine Manufacturing Co.*	323,500	2,274,205
Tenneco, Inc. (Class A Stock)(a)	423,500	4,010,545

		34,257,048

Banks 22.1%
Ameris Bancorp	112,100	4,505,299
Atlantic Union Bankshares Corp.	53,200	1,792,308
Banner Corp.	25,900	1,335,145
Berkshire Hills Bancorp, Inc.	147,404	4,149,423
Boston Private Financial Holdings, Inc.	197,300	2,249,220
Bridge Bancorp, Inc.	6,400	194,240
Byline Bancorp, Inc.	37,900	731,470
Cadence BanCorp	342,200	5,348,586
Camden National Corp.	34,025	1,608,022
Cathay General Bancorp(a)	106,600	3,843,996
CenterState Bank Corp.	308,000	6,948,480
CNB Financial Corp.	41,599	1,229,666
Community Trust Bancorp, Inc.	93,066	4,071,637
ConnectOne Bancorp, Inc.	122,500	2,892,225
Customers Bancorp, Inc.*	235,630	5,037,769
Dime Community Bancshares, Inc.	73,383	1,424,364
Eagle Bancorp, Inc.	19,800	865,260

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	9

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Financial Institutions, Inc.	169,427	$5,220,046
First Bancorp/Southern Pines NC	9,600	340,608
First Bancshares, Inc. (The)	5,000	172,100
First Busey Corp.	35,400	902,700
First Business Financial Services, Inc.	19,300	485,974
First Financial Bancorp	261,951	6,297,302
First Financial Corp.	89,659	3,741,470
First Foundation, Inc.	8,100	133,650
First Merchants Corp.	73,900	2,937,525
First Midwest Bancorp, Inc.	283,200	5,647,008
Flushing Financial Corp.	17,900	355,673
Fulton Financial Corp.(a)	301,700	4,968,999
Great Southern Bancorp, Inc.	37,363	2,126,328
Great Western Bancorp, Inc.	179,200	5,295,360
Hancock Whitney Corp.(a)	213,700	8,492,438
Hanmi Financial Corp.	134,578	2,263,602
Heartland Financial USA, Inc.(a)	111,404	5,448,770
Hilltop Holdings, Inc.	106,503	2,411,228
Home BancShares, Inc.(a)	198,700	3,799,144
Hope Bancorp, Inc.	455,716	6,336,731
Horizon Bancorp, Inc.	35,731	604,569
Independent Bank Group, Inc.	98,900	5,293,128
International Bancshares Corp.	85,582	3,371,931
Investors Bancorp, Inc.	83,100	1,004,264
Lakeland Bancorp, Inc.	163,427	2,654,054
Midland States Bancorp, Inc.	35,500	937,910
MidWestOne Financial Group, Inc.	25,562	826,675
Old National Bancorp	216,043	3,869,330
Pacific Premier Bancorp, Inc.	167,400	4,988,520
Peapack Gladstone Financial Corp.	96,079	2,808,389
Peoples Bancorp, Inc.	8,000	260,320
QCR Holdings, Inc.	33,800	1,389,180
Renasant Corp.	163,800	5,230,134
S&T Bancorp, Inc.	18,463	694,024
Sandy Spring Bancorp, Inc.	135,700	4,722,360
Simmons First National Corp. (Class A Stock)(a)	279,300	6,697,614
South State Corp.	7,400	559,514
United Bankshares, Inc.(a)	47,600	1,632,680
Univest Financial Corp.	36,800	914,112
Valley National Bancorp(a)	761,600	8,019,648
Veritex Holdings, Inc.	56,600	1,602,912
WesBanco, Inc.	123,848	4,101,846

		177,786,880

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets 1.2%
Oppenheimer Holdings, Inc. (Class A Stock)	88,000	$2,424,400
Stifel Financial Corp.(a)	109,200	7,064,148

		9,488,548

Chemicals 1.1%
AdvanSix, Inc.*	11,500	215,280
Kraton Corp.*	160,300	2,636,935
Minerals Technologies, Inc.	37,100	2,008,223
Olin Corp.	189,000	2,810,430
Rayonier Advanced Materials, Inc.	294,700	907,676

		8,578,544

Commercial Services & Supplies 1.4%
ACCO Brands Corp.	723,941	6,254,850
ADT, Inc.(a)	153,800	953,560
Matthews International Corp. (Class A Stock)(a)	64,000	2,388,480
Quad/Graphics, Inc.(a)	234,671	997,352
VSE Corp.	22,300	693,753

		11,287,995

Construction & Engineering 0.1%
Tutor Perini Corp.*(a)	100,700	1,133,882

Consumer Finance 1.9%
Encore Capital Group, Inc.*(a)	138,691	4,708,559
EZCORP, Inc. (Class A Stock)*	263,200	1,637,104
Green Dot Corp. (Class A Stock)*	11,700	351,936
Nelnet, Inc. (Class A Stock)	107,853	6,175,663
Regional Management Corp.*	82,800	2,281,140

		15,154,402

Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.*	23,400	807,534
Laureate Education, Inc. (Class A Stock)*	309,200	6,443,728

		7,251,262

Diversified Financial Services 0.4%
FGL Holdings	299,100	2,886,315

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	11

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 1.2%
Avnet, Inc.	76,000	$2,773,240
AVX Corp.	22,819	462,541
Sanmina Corp.*	36,100	1,149,424
TTM Technologies, Inc.*(a)	375,500	5,403,445

		9,788,650

Energy Equipment & Services 0.9%
Archrock, Inc.	132,600	1,107,210
Liberty Oilfield Services, Inc. (Class A Stock)(a)	74,700	633,456
National Energy Services Reunited Corp.*	16,200	106,758
Nine Energy Service, Inc.*(a)	39,600	191,664
ProPetro Holding Corp.*	315,100	3,069,074
Select Energy Services, Inc. (Class A Stock)*	308,700	2,148,552

		7,256,714

Equity Real Estate Investment Trusts (REITs) 10.6%
Apple Hospitality REIT, Inc.	76,400	1,147,528
Ashford Hospitality Trust, Inc.	1,461,920	3,596,323
Braemar Hotels & Resorts, Inc.	448,279	3,577,266
CBL & Associates Properties, Inc.	115,300	96,852
Cedar Realty Trust, Inc.	180,400	469,040
Chatham Lodging Trust	269,400	4,404,690
CoreCivic, Inc.	94,200	1,502,490
CorePoint Lodging, Inc.	173,600	1,588,440
DiamondRock Hospitality Co.	324,200	3,135,014
Diversified Healthcare Trust	683,100	5,273,532
Franklin Street Properties Corp.	589,600	4,480,960
Global Net Lease, Inc.	179,400	3,718,962
Hersha Hospitality Trust(a)	458,500	5,946,745
Jernigan Capital, Inc.(a)	215,500	4,307,845
Kite Realty Group Trust	227,900	3,919,880
Macerich Co. (The)(a)	27,100	604,601
Office Properties Income Trust	230,618	7,847,931
Park Hotels & Resorts, Inc.	133,000	2,918,020
Pebblebrook Hotel Trust	78,500	1,862,020
Pennsylvania Real Estate Investment Trust(a)	721,400	2,842,316
RLJ Lodging Trust	528,700	8,226,572
Sabra Health Care REIT, Inc.	161,100	3,463,650
Summit Hotel Properties, Inc.(a)	545,800	6,052,922
Washington Prime Group, Inc.(a)	983,000	2,958,830
Xenia Hotels & Resorts, Inc.	50,100	936,369

		84,878,798

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Food & Staples Retailing 2.3%
Andersons, Inc. (The)(a)	75,500	$1,707,810
Ingles Markets, Inc. (Class A Stock)(a)	151,605	6,320,413
SpartanNash Co.	431,390	5,254,330
United Natural Foods, Inc.*(a)	561,800	4,044,960
Weis Markets, Inc.	33,700	1,236,453

		18,563,966

Food Products 0.1%
B&G Foods, Inc.(a)	66,300	1,064,778

Health Care Providers & Services 0.7%
Covetrus, Inc.*(a)	51,900	638,370
Owens & Minor, Inc.(a)	760,010	4,757,663

		5,396,033

Hotels, Restaurants & Leisure 0.6%
Biglari Holdings, Inc. (Class B Stock)*	5,300	574,944
Del Taco Restaurants, Inc.*	73,000	550,420
RCI Hospitality Holdings, Inc.	31,500	558,495
Red Robin Gourmet Burgers, Inc.*(a)	85,000	2,793,950

		4,477,809

Household Durables 2.9%
Ethan Allen Interiors, Inc.	24,500	395,675
M/I Homes, Inc.*	7,400	328,486
Meritage Homes Corp.*	73,200	5,194,272
Taylor Morrison Home Corp.*	346,400	8,964,832
TRI Pointe Group, Inc.*	525,100	8,538,126

		23,421,391

Insurance 3.4%
American Equity Investment Life Holding Co.	263,977	6,971,632
CNO Financial Group, Inc.	404,400	7,113,396
Employers Holdings, Inc.	123,298	5,258,660
FBL Financial Group, Inc. (Class A Stock)	40,668	2,187,125
National General Holdings Corp.	34,300	746,711
National Western Life Group, Inc. (Class A Stock)	17,700	4,708,200

		26,985,724

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Interactive Media & Services 0.6%
Cars.com, Inc.*	397,500	$4,638,825

Machinery 1.5%
Altra Industrial Motion Corp.	206,000	6,851,560
Gates Industrial Corp. PLC*	125,100	1,559,997
Lydall, Inc.*	118,800	2,428,272
NN, Inc.	175,700	1,516,291
Park-Ohio Holdings Corp.	2,800	82,320

		12,438,440

Marine 0.6%
Costamare, Inc. (Monaco)	624,000	4,948,320

Media 1.4%
Cumulus Media, Inc. (Class A Stock)*	33,500	469,000
Emerald Expositions Events, Inc.	260,100	2,712,843
Entercom Communications Corp. (Class A Stock)(a)	892,300	3,542,431
Gray Television, Inc.*(a)	223,000	4,522,440
Saga Communications, Inc. (Class A Stock)	3,310	100,359
TEGNA, Inc.	21,100	356,590

		11,703,663

Metals & Mining 1.5%
Commercial Metals Co.	33,900	696,645
Schnitzer Steel Industries, Inc. (Class A Stock)(a)	324,500	5,217,960
SunCoke Energy, Inc.	344,700	2,026,836
United States Steel Corp.(a)	242,700	2,201,289
Warrior Met Coal, Inc.	96,800	1,825,648

		11,968,378

Mortgage Real Estate Investment Trusts (REITs) 8.0%
AG Mortgage Investment Trust, Inc.	260,081	4,122,284
Anworth Mortgage Asset Corp.	236,200	845,596
Apollo Commercial Real Estate Finance, Inc.	332,083	6,070,477
Ares Commercial Real Estate Corp.	90,500	1,478,770
Arlington Asset Investment Corp. (Class A Stock)	308,996	1,755,097
ARMOUR Residential REIT, Inc.	240,700	4,635,882
Blackstone Mortgage Trust, Inc. (Class A Stock) (a)	102,800	3,926,960
Cherry Hill Mortgage Investment Corp.	176,500	2,711,040
Dynex Capital, Inc.(a)	199,935	3,562,842
Ellington Financial, Inc.	7,000	127,890
Exantas Capital Corp.	27,300	329,784

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Granite Point Mortgage Trust, Inc.	134,400	$2,458,176
Great Ajax Corp.	26,800	404,412
Invesco Mortgage Capital, Inc.	340,126	5,948,804
KKR Real Estate Finance Trust, Inc.	133,400	2,808,070
Ladder Capital Corp.	156,168	2,865,683
New York Mortgage Trust, Inc.	250,100	1,588,135
PennyMac Mortgage Investment Trust	207,300	4,819,725
Ready Capital Corp.	63,500	1,036,320
Redwood Trust, Inc.	304,600	5,370,098
TPG RE Finance Trust, Inc.	167,800	3,434,866
Western Asset Mortgage Capital Corp.	407,200	4,320,392

		64,621,303

Multiline Retail 1.2%
Big Lots, Inc.	153,400	4,151,004
Dillard’s, Inc. (Class A Stock)(a)	96,600	5,865,552

		10,016,556

Oil, Gas & Consumable Fuels 6.0%
Amplify Energy Corp.	188,000	1,013,320
Antero Resources Corp.*(a)	208,400	385,540
Berry Petroleum Corp.	277,300	1,899,505
Bonanza Creek Energy, Inc.*	193,900	3,527,041
Callon Petroleum Co.*(a)	1,027,600	3,082,800
Cimarex Energy Co.	59,800	2,624,622
CNX Resources Corp.*(a)	617,500	4,464,525
CONSOL Energy, Inc.*	134,200	1,091,046
CVR Energy, Inc.	3,800	131,518
EQT Corp.	163,000	986,150
Extraction Oil & Gas, Inc.*	157,000	222,940
GasLog Ltd. (Monaco)	110,700	717,336
Gulfport Energy Corp.*(a)	943,600	1,462,580
Laredo Petroleum, Inc.*	676,800	1,164,096
Magnolia Oil & Gas Corp. (Class A Stock)*	275,200	2,895,104
Matador Resources Co.*(a)	411,800	6,041,106
Montage Resources Corp.*(a)	55,900	204,035
Murphy Oil Corp.(a)	98,700	2,068,752
Oasis Petroleum, Inc.*	60,200	135,450
Parsley Energy, Inc. (Class A Stock)	177,300	2,950,272
Peabody Energy Corp.	386,500	2,612,740
Penn Virginia Corp.*	91,100	1,946,807
Range Resources Corp.(a)	342,700	1,028,100
Ring Energy, Inc.*(a)	141,000	304,560

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
SFL Corp. Ltd. (Norway)	89,369	$1,183,245
Southwestern Energy Co.*(a)	1,567,300	2,460,661
Talos Energy, Inc.*	60,400	1,325,176

		47,929,027

Paper & Forest Products 1.5%
Clearwater Paper Corp.*	118,300	3,336,060
Domtar Corp.(a)	83,300	2,900,506
Verso Corp. (Class A Stock)*	324,628	5,469,982

		11,706,548

Personal Products 0.5%
Edgewell Personal Care Co.*(a)	153,200	3,955,624

Pharmaceuticals 0.2%
Lannett Co., Inc.*(a)	218,600	1,779,404

Professional Services 0.7%
Kelly Services, Inc. (Class A Stock)	172,100	3,056,496
TrueBlue, Inc.*	110,900	2,429,819

		5,486,315

Real Estate Management & Development 0.9%
Altisource Portfolio Solutions SA*(a)	85,700	1,594,020
Realogy Holdings Corp.(a)	560,800	5,938,872

		7,532,892

Road & Rail 2.3%
ArcBest Corp.	200,600	4,475,386
Covenant Transportation Group, Inc. (Class A Stock)*(a)	161,100	2,043,553
Hertz Global Holdings, Inc.*	389,000	6,130,640
Knight-Swift Transportation Holdings, Inc.	84,900	3,148,092
Ryder System, Inc.	58,900	2,810,708

		18,608,379

Specialty Retail 5.8%
Abercrombie & Fitch Co. (Class A Stock)(a)	324,400	5,307,184
At Home Group, Inc.*(a)	468,700	2,652,842
Bed Bath & Beyond, Inc.(a)	486,200	6,928,350
Caleres, Inc.	34,900	612,495

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Cato Corp. (The) (Class A Stock)	171,500	$2,750,860
Citi Trends, Inc.	59,400	1,383,426
Conn’s, Inc.*(a)	276,400	2,421,264
Container Store Group, Inc. (The)*(a)	49,500	199,980
Genesco, Inc.*(a)	144,900	5,697,468
Group 1 Automotive, Inc.	12,600	1,269,702
Hibbett Sports, Inc.*	202,800	5,025,384
J. Jill, Inc.(a)	266,000	316,540
MarineMax, Inc.*	145,200	2,893,836
Office Depot, Inc.	882,900	1,960,038
Party City Holdco, Inc.*	448,500	1,291,680
Signet Jewelers Ltd.(a)	248,700	6,045,897

		46,756,946

Textiles, Apparel & Luxury Goods 0.2%
Fossil Group, Inc.*(a)	185,400	1,247,742
G-III Apparel Group Ltd.*(a)	22,200	604,062

		1,851,804

Thrifts & Mortgage Finance 3.9%
Federal Agricultural Mortgage Corp. (Class C Stock)	17,062	1,301,831
First Defiance Financial Corp.	87,382	2,568,157
Flagstar Bancorp, Inc.	106,600	3,756,584
Mr. Cooper Group, Inc.*	166,600	2,062,508
OceanFirst Financial Corp.	192,400	4,475,224
PennyMac Financial Services, Inc.	52,915	1,784,294
Provident Financial Services, Inc.	166,320	3,793,759
Radian Group, Inc.	347,666	8,514,340
WSFS Financial Corp.	85,600	3,414,584

		31,671,281

Tobacco 0.4%
Universal Corp.	58,000	3,082,700

Trading Companies & Distributors 3.1%
Air Lease Corp.(a)	65,800	2,825,452
Beacon Roofing Supply, Inc.*(a)	64,900	2,148,839
CAI International, Inc.*	236,206	6,424,803
GATX Corp.(a)	4,700	357,811
Rush Enterprises, Inc. (Class A Stock)	7,400	318,200
Textainer Group Holdings Ltd. (China)*	277,700	2,629,819

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	17

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Trading Companies & Distributors (cont’d.)
Triton International Ltd. (Bermuda)(a)	207,400	$7,787,870
WESCO International, Inc.*	55,500	2,686,755

		25,179,549

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	61,500	1,394,820

TOTAL LONG-TERM INVESTMENTS (cost $857,512,570)		802,474,096

SHORT-TERM INVESTMENTS 22.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	316,079	316,079
PGIM Institutional Money Market Fund (cost $177,340,871; includes $177,034,685 of cash collateral for securities on loan)(b)(w)	177,337,729	177,373,197

TOTAL SHORT-TERM INVESTMENTS (cost $177,656,950)		177,689,276

TOTAL INVESTMENTS 121.9% (cost $1,035,169,520)		980,163,372
Liabilities in excess of other assets (21.9)%		(176,167,965)

NET ASSETS 100.0%		$803,995,407

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $168,229,241; cash collateral of $177,034,685 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

18

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Air Freight & Logistics	$5,409,023	$—	$—
Airlines	20,135,560	—	—
Auto Components	34,257,048	—	—
Banks	177,786,880	—	—
Capital Markets	9,488,548	—	—
Chemicals	8,578,544	—	—
Commercial Services & Supplies	11,287,995	—	—
Construction & Engineering	1,133,882	—	—
Consumer Finance	15,154,402	—	—
Diversified Consumer Services	7,251,262	—	—
Diversified Financial Services	2,886,315	—	—
Electronic Equipment, Instruments & Components	9,788,650	—	—
Energy Equipment & Services	7,256,714	—	—
Equity Real Estate Investment Trusts (REITs)	84,878,798	—	—
Food & Staples Retailing	18,563,966	—	—
Food Products	1,064,778	—	—
Health Care Providers & Services	5,396,033	—	—
Hotels, Restaurants & Leisure	4,477,809	—	—
Household Durables	23,421,391	—	—
Insurance	26,985,724	—	—
Interactive Media & Services	4,638,825	—	—
Machinery	12,438,440	—	—
Marine	4,948,320	—	—
Media	11,703,663	—	—
Metals & Mining	11,968,378	—	—
Mortgage Real Estate Investment Trusts (REITs)	64,621,303	—	—
Multiline Retail	10,016,556	—	—
Oil, Gas & Consumable Fuels	47,929,027	—	—
Paper & Forest Products	11,706,548	—	—
Personal Products	3,955,624	—	—
Pharmaceuticals	1,779,404	—	—
Professional Services	5,486,315	—	—
Real Estate Management & Development	7,532,892	—	—
Road & Rail	18,608,379	—	—
Specialty Retail	46,756,946	—	—
Textiles, Apparel & Luxury Goods	1,851,804	—	—
Thrifts & Mortgage Finance	31,671,281	—	—
Tobacco	3,082,700	—	—
Trading Companies & Distributors	25,179,549	—	—

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	19

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Wireless Telecommunication Services	$1,394,820	$—	$—
Affiliated Mutual Funds	177,689,276	—	—

Total	$980,163,372	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

Banks	22.1%
Affiliated Mutual Funds (22.0% represents investments purchased with collateral from securities on loan)	22.1
Equity Real Estate Investment Trusts (REITs)	10.6
Mortgage Real Estate Investment Trusts (REITs)	8.0
Oil, Gas & Consumable Fuels	6.0
Specialty Retail	5.8
Auto Components	4.3
Thrifts & Mortgage Finance	3.9
Insurance	3.4
Trading Companies & Distributors	3.1
Household Durables	2.9
Airlines	2.5
Road & Rail	2.3
Food & Staples Retailing	2.3
Consumer Finance	1.9
Machinery	1.5
Metals & Mining	1.5
Paper & Forest Products	1.5
Media	1.4
Commercial Services & Supplies	1.4
Multiline Retail	1.2
Electronic Equipment, Instruments & Components	1.2
Capital Markets	1.2

Chemicals	1.1%
Real Estate Management & Development	0.9
Energy Equipment & Services	0.9
Diversified Consumer Services	0.9
Professional Services	0.7
Air Freight & Logistics	0.7
Health Care Providers & Services	0.7
Marine	0.6
Interactive Media & Services	0.6
Hotels, Restaurants & Leisure	0.6
Personal Products	0.5
Tobacco	0.4
Diversified Financial Services	0.4
Textiles, Apparel & Luxury Goods	0.2
Pharmaceuticals	0.2
Wireless Telecommunication Services	0.2
Construction & Engineering	0.1
Food Products	0.1

121.9
Liabilities in excess of other assets	(21.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

20

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$168,229,241	$(168,229,241)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	21

Statement of Assets & Liabilities (unaudited)

as of January 31, 2020

Assets
Investments at value, including securities on loan of $168,229,241:
Unaffiliated investments (cost $857,512,570)	$802,474,096
Affiliated investments (cost $177,656,950)	177,689,276
Receivable for investments sold	1,846,293
Dividends and interest receivable	826,357
Receivable for Fund shares sold	736,005
Prepaid expenses	5,942

Total Assets	983,577,969

Liabilities
Payable to broker for collateral for securities on loan	177,034,685
Payable for Fund shares reacquired	1,444,905
Accrued expenses and other liabilities	517,581
Management fee payable	439,195
Distribution fee payable	86,243
Affiliated transfer agent fee payable	59,953

Total Liabilities	179,582,562

Net Assets	$803,995,407

Net assets were comprised of:
Shares of beneficial interest, at par	$52,425
Paid-in capital in excess of par	886,061,650
Total distributable earnings (loss)	(82,118,668)

Net assets, January 31, 2020	$803,995,407

See Notes to Financial Statements.

22

Class A
Net asset value, redemption price per share, ($103,848,826 ÷ 6,747,987 shares of beneficial interest issued and outstanding)	$15.39
Maximum sales charge (5.50% of offering price)	0.90

Maximum offering price to public	$16.29

Class C
Net asset value, offering price and redemption price per share, ($9,327,876 ÷ 603,028 shares of beneficial interest issued and outstanding)	$15.47

Class R
Net asset value, offering price and redemption price per share, ($117,407,014 ÷ 7,739,219 shares of beneficial interest issued and outstanding)	$15.17

Class Z
Net asset value, offering price and redemption price per share, ($287,302,298 ÷ 18,714,151 shares of beneficial interest issued and outstanding)	$15.35

Class R2
Net asset value, offering price and redemption price per share, ($325,979 ÷ 21,221 shares of beneficial interest issued and outstanding)	$15.36

Class R4
Net asset value, offering price and redemption price per share, ($1,308,227 ÷ 85,093 shares of beneficial interest issued and outstanding)	$15.37

Class R6
Net asset value, offering price and redemption price per share, ($284,475,187 ÷ 18,514,353 shares of beneficial interest issued and outstanding)	$15.37

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	23

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $908 foreign withholding tax)	$15,530,519
Income from securities lending, net (including affiliated income of $311,864)	547,189
Affiliated dividend income	7,214

Total income	16,084,922

Expenses
Management fee	3,009,441
Distribution fee(a)	702,923
Shareholder servicing fees(a)	183
Transfer agent’s fees and expenses (including affiliated expense of $174,244)(a)	454,810
Custodian and accounting fees	65,600
Registration fees(a)	53,240
Shareholders’ reports	47,558
Audit fee	16,091
Trustees’ fees	13,618
Legal fees and expenses	12,169
Miscellaneous	63,152

Total expenses	4,438,785
Less: Fee waiver and/or expense reimbursement(a)	(43,217)
Distribution fee waiver(a)	(188,249)

Net expenses	4,207,319

Net investment income (loss)	11,877,603

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(15,253))	(17,378,798)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $12,216)	(11,762,746)

Net gain (loss) on investment transactions	(29,141,544)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(17,263,941)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	167,922	53,759	480,785	—	457	—	—
Shareholder servicing fees	—	—	—	—	183	—	—
Transfer agent’s fees and expenses	113,116	22,569	97,704	218,703	242	32	2,444
Registration fees	7,605	7,149	7,802	9,974	6,514	6,514	7,682
Fee waiver and/or expense reimbursement	(4,646)	(341)	(5,565)	(20,798)	(6,475)	(5,392)	—
Distribution fee waiver	(27,987)	—	(160,262)	—	—	—	—

See Notes to Financial Statements.

24

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,877,603	$22,042,429
Net realized gain (loss) on investment transactions	(17,378,798)	55,523,977
Net change in unrealized appreciation (depreciation) on investments	(11,762,746)	(282,664,548)

Net increase (decrease) in net assets resulting from operations	(17,263,941)	(205,098,142)

Dividends and Distributions
Distributions from distributable earnings
Class A	(5,992,876)	(9,575,305)
Class C	(469,895)	(2,211,007)
Class R	(6,576,700)	(11,255,549)
Class Z	(20,502,176)	(60,412,692)
Class R2	(18,357)	(19,556)
Class R4	(74,887)	(766)
Class R6	(18,877,072)	(32,451,884)

	(52,511,963)	(115,926,759)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	79,651,936	222,921,605
Net asset value of shares issued in reinvestment of dividends and distributions	49,169,832	111,161,668
Cost of shares reacquired	(495,451,476)	(347,999,658)

Net increase (decrease) in net assets from Fund share transactions	(366,629,708)	(13,916,385)

Total increase (decrease)	(436,405,612)	(334,941,286)

Net Assets:
Beginning of period	1,240,401,019	1,575,342,305

End of period	$803,995,407	$1,240,401,019

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	25

Notes to Financial Statements (unaudited)

The Target Portfolio Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Trust currently consists of three series: PGIM Corporate Bond Fund, PGIM Core Bond Fund and PGIM QMA Small-Cap Value Fund (collectively the “Funds”).

These financial statements relate only to the PGIM QMA Small-Cap Value Fund (the “Fund”).

The investment objective of the Fund is above average capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

26

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

PGIM QMA Small-Cap Value Fund	27

Notes to Financial Statements (unaudited) (continued)

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

28

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment

PGIM QMA Small-Cap Value Fund	29

Notes to Financial Statements (unaudited) (continued)

to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC. The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% average daily net assets up to $2 billion and 0.575% of the Fund’s

30

average daily net assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.60% for the reporting period ended January 31, 2020.

The Manger has contractually agreed to waive fees payable to PGIM Investments by the Fund in an amount up to 0.01% of the Fund’s average daily net assets through November 30, 2020, to the extent that the Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of taxes, interest, distribution and service (12b-1) fees and certain extraordinary expenses) exceed 0.68% of the Fund’s average daily net assets on an annualized basis. Separately, the Manager has contractually agreed, through November 30, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 1.14% of average daily net assets for Class R2 shares or 0.89% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through November 30, 2020 to reduce such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares

PGIM QMA Small-Cap Value Fund	31

Notes to Financial Statements (unaudited) (continued)

are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 and Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended January 31, 2020, PIMS received $37,510 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended January 31, 2020, PIMS received $0 and $15 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS, PMFS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended January 31, 2020, no 17a-7 transactions were entered into by the Fund.

32

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2020, were $223,624,164 and $630,291,690, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$4,553,616	$61,828,929	$66,066,466	$—	$—	$316,079	316,079	$7,214
PGIM Institutional Money Market Fund*
156,319,638	452,288,979	431,232,383	12,216	(15,253)	177,373,197	177,337,729	311,864	**

$160,873,254	$514,117,908	$497,298,849	$12,216	$(15,253)	$177,689,276		$319,078

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Distributions and Tax Information

The Fund has a tax year end of October 31st.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

The tax character of distributions paid during the tax year ended October 31, 2019 were $63,821,630 of ordinary income and $52,105,129 of long-term capital gains. The tax character of distributions paid during the tax year ended October 31, 2018 was $76,889,522 of ordinary income and $115,901,286 of long-term capital gains.

As of the latest tax year ended October 31, 2019, the accumulated undistributed earnings on a tax basis were $23,993,221 of ordinary income and $22,986,122 of long-term capital gains.

PGIM QMA Small-Cap Value Fund	33

Notes to Financial Statements (unaudited) (continued)

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2020 were as follows:

Tax Basis	$1,028,031,755

Gross Unrealized Appreciation	89,279,108
Gross Unrealized Depreciation	(137,147,491)

Net Unrealized Depreciation	$(47,868,383)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

34

As of January 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	1,397	— %*
Class R	6,976,620	90%
Class Z	395,019	2%
Class R2	568	3%
Class R4	570	1%

*	Amount represents less than 1% of outstanding shares.

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	13%	4	38%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2020:
Shares sold	216,560	$3,557,860
Shares issued in reinvestment of dividends and distributions	356,043	5,860,476
Shares reacquired	(842,606)	(13,771,804)

Net increase (decrease) in shares outstanding before conversion	(270,003)	(4,353,468)
Shares issued upon conversion from other share class(es)	13,977	230,118
Shares reacquired upon conversion into other share class(es)	(46,962)	(772,433)

Net increase (decrease) in shares outstanding	(302,988)	$(4,895,783)

Year ended July 31, 2019:
Shares sold	505,377	$8,904,793
Shares issued in reinvestment of dividends and distributions	611,259	9,327,812
Shares reacquired	(1,328,083)	(22,999,915)

Net increase (decrease) in shares outstanding before conversion	(211,447)	(4,767,310)
Shares issued upon conversion from other share class(es)	875,416	15,014,299
Shares reacquired upon conversion into other share class(es)	(128,779)	(2,354,525)

Net increase (decrease) in shares outstanding	535,190	$7,892,464

PGIM QMA Small-Cap Value Fund	35

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended January 31, 2020:
Shares sold	32,207	$525,535
Shares issued in reinvestment of dividends and distributions	28,079	465,265
Shares reacquired	(129,877)	(2,102,348)

Net increase (decrease) in shares outstanding before conversion	(69,591)	(1,111,548)
Shares reacquired upon conversion into other share class(es)	(11,145)	(185,426)

Net increase (decrease) in shares outstanding	(80,736)	$(1,296,974)

Year ended July 31, 2019:
Shares sold	97,129	$1,704,040
Shares issued in reinvestment of dividends and distributions	142,042	2,181,765
Shares reacquired	(429,017)	(7,562,711)

Net increase (decrease) in shares outstanding before conversion	(189,846)	(3,676,906)
Shares reacquired upon conversion into other share class(es)	(875,270)	(15,109,932)

Net increase (decrease) in shares outstanding	(1,065,116)	$(18,786,838)

Class R
Six months ended January 31, 2020:
Shares sold	173,966	$2,799,644
Shares issued in reinvestment of dividends and distributions	405,219	6,576,700
Shares reacquired	(1,412,038)	(22,378,731)

Net increase (decrease) in shares outstanding	(832,853)	$(13,002,387)

Year ended July 31, 2019:
Shares sold	1,865,355	$30,019,153
Shares issued in reinvestment of dividends and distributions	747,381	11,255,549
Shares reacquired	(1,904,957)	(33,034,488)

Net increase (decrease) in shares outstanding	707,779	$8,240,214

Class Z
Six months ended January 31, 2020:
Shares sold	2,093,684	$33,406,656
Shares issued in reinvestment of dividends and distributions	1,243,687	20,421,344
Shares reacquired	(18,936,754)	(300,977,780)

Net increase (decrease) in shares outstanding before conversion	(15,599,383)	(247,149,780)
Shares issued upon conversion from other share class(es)	51,334	845,489
Shares reacquired upon conversion into other share class(es)	(3,537,790)	(60,772,663)

Net increase (decrease) in shares outstanding	(19,085,839)	$(307,076,954)

Year ended July 31, 2019:
Shares sold	6,552,669	$113,039,784
Shares issued in reinvestment of dividends and distributions	3,680,081	56,010,840
Shares reacquired	(11,924,024)	(205,679,642)

Net increase (decrease) in shares outstanding before conversion	(1,691,274)	(36,629,018)
Shares issued upon conversion from other share class(es)	162,948	2,989,364
Shares reacquired upon conversion into other share class(es)	(36,132)	(626,971)

Net increase (decrease) in shares outstanding	(1,564,458)	$(34,266,625)

36

Class R2	Shares	Amount
Six months ended January 31, 2020:
Shares sold	950	$16,493
Shares issued in reinvestment of dividends and distributions	1,117	18,357
Shares reacquired	(3,673)	(60,510)

Net increase (decrease) in shares outstanding	(1,606)	$(25,660)

Year ended July 31, 2019:
Shares sold	23,957	$412,473
Shares issued in reinvestment of dividends and distributions	1,283	19,556
Shares reacquired	(3,296)	(57,691)

Net increase (decrease) in shares outstanding	21,944	$374,338

Class R4
Six months ended January 31, 2020:
Shares sold	81,627	$1,334,178
Shares issued in reinvestment of dividends and distributions	4,555	74,887
Shares reacquired	(1,629)	(27,301)

Net increase (decrease) in shares outstanding	84,553	$1,381,764

Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	51	$767

Net increase (decrease) in shares outstanding	51	$767

Class R6
Six months ended January 31, 2020:
Shares sold	2,338,348	$38,011,570
Shares issued in reinvestment of dividends and distributions	958,783	15,752,803
Shares reacquired	(9,642,231)	(156,133,002)

Net increase (decrease) in shares outstanding before conversion	(6,345,100)	(102,368,629)
Shares issued upon conversion from other share class(es)	3,526,466	60,654,915

Net increase (decrease) in shares outstanding	(2,818,634)	$(41,713,714)

Year ended July 31, 2019:
Shares sold	3,950,123	$68,841,362
Shares issued in reinvestment of dividends and distributions	2,125,107	32,365,379
Shares reacquired	(4,528,102)	(78,665,211)

Net increase (decrease) in shares outstanding before conversion	1,547,128	22,541,530
Shares issued upon conversion from other share class(es)	4,864	87,765

Net increase (decrease) in shares outstanding	1,551,992	$22,629,295

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$900 million	$900 million

PGIM QMA Small-Cap Value Fund	37

Notes to Financial Statements (unaudited) (continued)

	Current SCA	Prior SCA
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended January 31, 2020. The average daily balance for the 88 days that the Fund had loans outstanding during the period was approximately $4,958,182, borrowed at a weighted average interest rate of 3.15%. The maximum loan outstanding amount during the period was $94,116,000. At January 31, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

38

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

10. Subsequent Event

Subsequent to January 31, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

PGIM QMA Small-Cap Value Fund	39

Notes to Financial Statements (unaudited) (continued)

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which may have an impact on the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

40

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,	Year Ended July 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.46	$20.95	$21.32	$18.16	$25.21	$26.70
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.23	0.26	0.26	0.32	0.46
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.34)	(3.17)	2.04	3.25	(0.07)	0.78
Total from investment operations	(0.17)	(2.94)	2.30	3.51	0.25	1.24
Less Dividends and Distributions:
Dividends from net investment income	(0.48)	(0.28)	(0.31)	(0.30)	(0.55)	(0.19)
Distributions from net realized gains	(0.42)	(1.27)	(2.36)	(0.05)	(6.75)	(2.54)
Total dividends and distributions	(0.90)	(1.55)	(2.67)	(0.35)	(7.30)	(2.73)
Net asset value, end of period	$15.39	$16.46	$20.95	$21.32	$18.16	$25.21
Total Return(b):	(1.38)%	(13.47)%	11.31%	19.29%	3.98%	4.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$103,849	$116,090	$136,533	$132,512	$116,997	$138,855
Average net assets (000)	$111,340	$118,685	$133,270	$129,902	$121,788	$16,282
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.10% (e)	1.07%	1.02%	0.96%	0.98%	1.14%
Expenses before waivers and/or expense reimbursement	1.16% (e)	1.13%	1.08%	1.02%	1.04%	1.20%
Net investment income (loss)	2.10% (e)	1.31%	1.27%	1.27%	1.67%	1.76%
Portfolio turnover rate(f)	22%	80%	70%	95%	72%	111%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	41

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,	Year Ended July 31,				June 19, 2015(a) through July 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.48	$20.95	$21.32	$18.18	$25.19	$26.36
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.12	0.10	0.10	0.17	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.35)	(3.20)	2.03	3.26	(0.06)	(1.19)
Total from investment operations	(0.27)	(3.08)	2.13	3.36	0.11	(1.17)
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.12)	(0.14)	(0.17)	(0.37)	-
Distributions from net realized gains	(0.42)	(1.27)	(2.36)	(0.05)	(6.75)	-
Total dividends and distributions	(0.74)	(1.39)	(2.50)	(0.22)	(7.12)	-
Net asset value, end of period	$15.47	$16.48	$20.95	$21.32	$18.18	$25.19
Total Return(c):	(1.93)%	(14.22)%	10.44%	18.43%	3.19%	(4.44)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,328	$11,269	$36,638	$40,476	$30,257	$35,293
Average net assets (000)	$10,693	$24,635	$38,734	$41,745	$30,498	$33,702
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.19% (f)	1.92%	1.81%	1.71%	1.73%	1.90%	(f)
Expenses before waivers and/or expense reimbursement	2.20% (f)	1.93%	1.82%	1.72%	1.74%	1.91%	(f)
Net investment income (loss)	1.01% (f)	0.66%	0.49%	0.49%	0.92%	0.75%	(f)
Portfolio turnover rate(g)	22%	80%	70%	95%	72%	111%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class R Shares
	Six Months Ended January 31,	Year Ended July 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.23	$20.66	$21.06	$17.95	$25.00	$26.51
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.20	0.21	0.21	0.26	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.34)	(3.13)	2.01	3.21	(0.07)	0.91
Total from investment operations	(0.19)	(2.93)	2.22	3.42	0.19	1.17
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.23)	(0.26)	(0.26)	(0.49)	(0.14)
Distributions from net realized gains	(0.42)	(1.27)	(2.36)	(0.05)	(6.75)	(2.54)
Total dividends and distributions	(0.87)	(1.50)	(2.62)	(0.31)	(7.24)	(2.68)
Net asset value, end of period	$15.17	$16.23	$20.66	$21.06	$17.95	$25.00
Total Return(b):	(1.50)%	(13.63)%	11.05%	19.00%	3.70%	4.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$117,407	$139,136	$162,502	$164,019	$152,186	$150,536
Average net assets (000)	$127,512	$143,139	$165,270	$159,240	$145,703	$152,743
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.30% (e)	1.27%	1.26%	1.21%	1.23%	1.22%
Expenses before waivers and/or expense reimbursement	1.56% (e)	1.53%	1.52%	1.47%	1.49%	1.48%
Net investment income (loss)	1.90% (e)	1.16%	1.04%	1.03%	1.42%	0.99%
Portfolio turnover rate(f)	22%	80%	70%	95%	72%	111%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	43

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31,	Year Ended July 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.46	$20.95	$21.32	$18.14	$25.22	$26.73
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.30	0.34	0.31	0.37	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.34)	(3.18)	2.02	3.27	(0.08)	0.92
Total from investment operations	(0.14)	(2.88)	2.36	3.58	0.29	1.31
Less Dividends and Distributions:
Dividends from net investment income	(0.55)	(0.34)	(0.37)	(0.35)	(0.62)	(0.28)
Distributions from net realized gains	(0.42)	(1.27)	(2.36)	(0.05)	(6.75)	(2.54)
Total dividends and distributions	(0.97)	(1.61)	(2.73)	(0.40)	(7.37)	(2.82)
Net asset value, end of period	$15.35	$16.46	$20.95	$21.32	$18.14	$25.22
Total Return(b):	(1.25)%	(13.11)%	11.65%	19.66%	4.20%	4.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$287,302	$622,093	$824,748	$981,061	$829,360	$1,077,790
Average net assets (000)	$435,498	$698,954	$862,416	$940,720	$811,529	$1,828,713
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.74%(e)	0.69%	0.69%	0.71%	0.73%	0.72%
Expenses before waivers and/or expense reimbursement	0.75%(e)	0.70%	0.70%	0.72%	0.74%	0.72%
Net investment income (loss)	2.48%(e)	1.72%	1.62%	1.51%	1.93%	1.48%
Portfolio turnover rate(f)	22%	80%	70%	95%	72%	111%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class R2 Shares
	Six Months Ended January 31, 2020	Year Ended July 31, 2019	December 28, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.43	$20.91	$20.44
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.23	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.34)	(3.18)	0.38
Total from investment operations	(0.17)	(2.95)	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.48)	(0.26)	-
Distributions from net realized gains	(0.42)	(1.27)	-
Total dividends and distributions	(0.90)	(1.53)	-
Net asset value, end of period	$15.36	$16.43	$20.91
Total Return(c):	(1.42)%	(13.54)%	2.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$326	$375	$18
Average net assets (000)	$364	$184	$14
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.15% (e)	1.14%	1.14%	(e)
Expenses before waivers and/or expense reimbursement	4.69% (e)	8.15%	187.96%	(e)
Net investment income (loss)	2.04% (e)	1.35%	0.72%	(e)
Portfolio turnover rate(f)	22%	80%	70%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	45

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2020	Year Ended July 31, 2019	December 28, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.46	$20.94	$20.44
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.27	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.31)	(3.18)	0.39
Total from investment operations	(0.15)	(2.91)	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.52)	(0.30)	-
Distributions from net realized gains	(0.42)	(1.27)	-
Total dividends and distributions	(0.94)	(1.57)	-
Net asset value, end of period	$15.37	$16.46	$20.94
Total Return(c):	(1.30)%	(13.31)%	2.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,308	$9	$10
Average net assets (000)	$913	$9	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.90% (e)	0.89%	0.89%	(e)
Expenses before waivers and/or expense reimbursement	2.07% (e)	140.80%	270.32%	(e)
Net investment income (loss)	1.88% (e)	1.51%	0.95%	(e)
Portfolio turnover rate(f)	22%	80%	70%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Class R6 Shares
	Six Months Ended January 31,	Year Ended July 31,				September 25, 2014(a) through July 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.47	$20.97	$21.34	$18.15	$25.23	$26.68
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.31	0.34	0.32	0.36	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.33)	(3.19)	2.04	3.28	(0.05)	1.01
Total from investment operations	(0.12)	(2.88)	2.38	3.60	0.31	1.37
Less Dividends and Distributions:
Dividends from net investment income	(0.56)	(0.35)	(0.39)	(0.36)	(0.64)	(0.28)
Distributions from net realized gains	(0.42)	(1.27)	(2.36)	(0.05)	(6.75)	(2.54)
Total dividends and distributions	(0.98)	(1.62)	(2.75)	(0.41)	(7.39)	(2.82)
Net asset value, end of period	$15.37	$16.47	$20.97	$21.34	$18.15	$25.23
Total Return(c):	(1.19)%	(13.09)%	11.72%	19.77%	4.29%	5.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$284,475	$351,429	$414,892	$268,695	$231,801	$121,283
Average net assets (000)	$311,375	$372,557	$361,244	$263,763	$187,644	$36,516
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.65% (f)	0.63%	0.63%	0.64%	0.66%	0.70%	(f)
Expenses before waivers and/or expense reimbursement	0.65% (f)	0.63%	0.63%	0.64%	0.66%	0.70%	(f)
Net investment income (loss)	2.55% (f)	1.78%	1.64%	1.58%	1.96%	1.67%	(f)
Portfolio turnover rate(g)	22%	80%	70%	95%	72%	111%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	47

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Small-Cap Value Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA SMALL-CAP VALUE FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	TSVAX	TRACX	TSVRX	TASVX	PSVDX	PSVKX	TSVQX
CUSIP	875921785	875921710	875921843	875921306	875921611	875921595	875921777

MF232E2

PGIM CORE BOND FUND

SEMIANNUAL REPORT

JANUARY 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Core Bond Fund informative and useful. The report covers performance for the six-month period ended January 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Core Bond Fund

March 16, 2020

PGIM Core Bond Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 1/31/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	4.33	6.41	N/A	N/A	2.65 (2/17/15)
Class C	3.83	8.05	N/A	N/A	2.56 (2/17/15)
Class R	4.09	9.60	N/A	N/A	3.06 (2/17/15)
Class Z	4.49	10.30	3.18	3.52	—
Class R6	4.51	10.35	N/A	N/A	3.64 (2/17/15)
Bloomberg Barclays US Aggregate Bond Index
	4.20	9.64	N/A	N/A	3.26

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase. For purchases on or after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

PGIM Core Bond Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Distributions and Yields as of 1/31/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.13	1.97	1.93
Class C	0.10	1.26	0.97
Class R	0.12	1.73	–76.25
Class Z	0.15	2.36	2.22
Class R6	0.15	2.37	2.32

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 1/31/20 (%)
AAA	61.9
AA	7.4
A	14.8
BBB	12.9
BB	0.1
Not Rated	2.2
Cash Equivalents	0.7
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Core Bond Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Core Bond Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,043.30	0.69%	$3.54
	Hypothetical	$1,000.00	$1,021.67	0.69%	$3.51
Class C	Actual	$1,000.00	$1,038.30	1.45%	$7.43
	Hypothetical	$1,000.00	$1,017.85	1.45%	$7.35
Class R	Actual	$1,000.00	$1,040.90	0.95%	$4.87
	Hypothetical	$1,000.00	$1,020.36	0.95%	$4.82
Class Z	Actual	$1,000.00	$1,044.90	0.38%	$1.95
	Hypothetical	$1,000.00	$1,023.23	0.38%	$1.93
Class R6	Actual	$1,000.00	$1,045.10	0.35%	$1.80
	Hypothetical	$1,000.00	$1,023.38	0.35%	$1.78

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of January 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.2%

ASSET-BACKED SECURITIES 17.8%

Automobiles 4.2%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C	3.500%	01/18/24	500	$515,765
Series 2019-01, Class B	3.130	02/18/25	300	307,738
Series 2019-01, Class C	3.360	02/18/25	400	414,839
Series 2019-02, Class C	2.740	04/18/25	700	715,684
Series 2019-03, Class C	2.320	07/18/25	1,700	1,714,930
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A	2.990	06/20/22	900	912,272
Series 2018-01A, Class A, 144A	3.700	09/20/24	1,100	1,165,409
Series 2018-02A, Class A, 144A	4.000	03/20/25	500	538,824
Series 2019-02A, Class A, 144A	3.350	09/22/25	1,100	1,164,652
Series 2019-03A, Class A, 144A	2.360	03/20/26	1,700	1,725,233
Series 2020-01A, Class A, 144A	2.330	08/20/26	1,200	1,217,490
Drive Auto Receivables Trust, Series 2019-03, Class B	2.650	02/15/24	500	503,997
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A	2.360	03/15/29	1,600	1,626,447
Series 2018-01, Class A, 144A	3.190	07/15/31	2,000	2,109,854
Series 2018-02, Class A, 144A	3.470	01/15/30	1,100	1,163,638
Series 2019-01, Class A, 144A	3.520	07/15/30	2,000	2,134,198
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A	2.480	09/15/24	500	510,209
Series 2018-02, Class A	3.170	03/15/25	4,000	4,181,114
Series 2019-02, Class A	3.060	04/15/26	500	525,045
GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24	200	209,258
GMF Floorplan Owner Revolving Trust, Series 2019-02, Class A, 144A	2.900	04/15/26	2,000	2,077,416
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class B, 144A	2.550	11/14/23	1,600	1,600,866
Series 2017-02A, Class C, 144A	2.820	07/15/24	400	400,827
Series 2018-01A, Class A, 144A	3.430	12/16/24	1,800	1,836,453
Series 2019-01A, Class A, 144A	3.630	09/14/27	1,900	2,001,109
Santander Drive Auto Receivables Trust,
Series 2018-05, Class C	3.810	12/16/24	800	812,175
Series 2019-02, Class C	2.900	10/15/24	1,300	1,318,868
Series 2019-03, Class B	2.280	09/15/23	1,900	1,910,558
Series 2019-03, Class C	2.490	10/15/25	800	808,873
Toyota Auto Loan Extended Note Trust, Series 2019-01A, Class A, 144A	2.560	11/25/31	2,100	2,175,722

See Notes to Financial Statements.

PGIM Core Bond Fund	9

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
World Omni Select Auto Trust,
Series 2019-A, Class B	2.170%		12/15/25	1,675	$1,675,211
Series 2019-A, Class C	2.380		12/15/25	300	299,474

					40,274,148

Collateralized Loan Obligations 9.2%
AIG CLO Ltd. (Cayman Islands), Series 2019-02A, Class A, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	3.230	(c)	10/25/32	2,000	2,005,346
Allegro CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.227	(c)	01/19/33	5,000	5,000,993
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 1.490%)	3.321	(c)	10/15/28	250	250,329
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.101	(c)	07/15/30	750	747,927
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.192	(c)	07/22/32	1,500	1,500,813
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.820%)	2.651	(c)	01/15/27	1,250	1,251,267
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.111	(c)	07/15/29	250	250,112
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.103	(c)	07/16/29	750	750,368
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	3.143	(c)	01/16/30	250	250,661
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.181	(c)	10/15/28	1,500	1,500,955
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.148	(c)	11/20/30	1,000	1,000,379
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	2.876	(c)	07/17/28	1,250	1,250,466
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	3.159	(c)	07/18/30	250	249,830

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.081	%(c)	10/15/30	500	$499,933
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	3.249	(c)	10/15/32	1,250	1,250,211
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 0.000%)	3.178	(c)	04/13/27	239	239,030
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.081	(c)	04/15/29	750	749,634
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.139	(c)	01/20/32	1,500	1,500,638
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	3.049	(c)	04/20/31	750	749,463
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	2.839	(c)	04/20/31	1,000	995,643
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.036	(c)	10/17/31	1,000	999,175
Series 2017-01A, Class AR, 144A	—	(p)	04/23/29	2,500	2,500,472
Elevation CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.011	(c)	10/15/26	146	146,095
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.051	(c)	07/15/30	750	748,057
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.824	(c)	04/26/31	1,000	995,595
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	2.891	(c)	02/05/31	250	249,828
HPS Loan Management Ltd. (Cayman Islands), Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.122	(c)	07/22/32	1,250	1,251,037
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.086	(c)	10/23/29	500	500,398

See Notes to Financial Statements.

PGIM Core Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.011	%(c)	01/15/31	500	$499,768
Limerock CLO LLC (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.019	(c)	10/20/26	208	207,745
Madison Park Funding Ltd. (Cayman Islands), Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.181	(c)	10/15/32	1,750	1,750,105
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.939	(c)	04/21/31	1,000	994,958
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	2.939	(c)	07/19/28	3,000	3,001,309
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	3.049	(c)	02/20/31	1,500	1,494,829
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.969	(c)	07/20/31	1,250	1,240,598
Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.053	(c)	01/16/31	1,250	1,243,729
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.098	(c)	10/12/30	500	498,745
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	2.951	(c)	07/15/31	2,000	1,999,966
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)	2.681	(c)	01/15/28	1,000	1,000,410
Northwoods Capital Ltd. (Cayman Islands), Series 2019-20A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.221	(c)	01/25/30	2,500	2,503,157
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.091	(c)	07/15/30	250	250,077
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.149	(c)	07/20/32	2,500	2,501,760
Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.159	(c)	10/15/32	2,000	2,000,411

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.052	%(c)	10/22/30	1,000	$996,797
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.020	(c)	10/30/30	500	499,272
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 0.000%)	3.309	(c)	01/20/29	750	749,949
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	3.209	(c)	07/20/32	1,250	1,249,543
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	2.966	(c)	01/17/31	1,000	997,671
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.097	(c)	07/20/30	500	500,613
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class A1, 144A	—	(p)	02/20/28	2,500	2,500,002
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	2.969	(c)	07/25/31	250	249,324
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.849	(c)	04/20/31	1,000	993,238
Silvermore CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	3.080	(c)	05/15/26	240	240,687
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.864	(c)	01/26/31	1,000	993,832
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.109	(c)	10/20/28	250	249,819
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.956	(c)	01/23/29	3,000	2,998,480
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.956	(c)	01/23/29	2,750	2,749,000
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.074	(c)	07/25/30	500	498,385
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	3.189	(c)	01/20/32	3,250	3,252,086
Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.076	(c)	01/17/30	1,000	994,991

See Notes to Financial Statements.

PGIM Core Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	3.061	%(c)	07/15/29	250	$250,052
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	2.959	(c)	01/20/31	1,000	1,001,223
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	3.279	(c)	07/20/32	1,250	1,247,577
Trinitas CLO Ltd. (Cayman Islands), Series 2017-06A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	2.964	(c)	07/25/29	5,000	4,989,579
Vibrant CLO Ltd. (Cayman Islands), Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.069	(c)	01/20/29	3,000	2,999,382
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.041	(c)	10/15/30	750	749,912
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	2.719	(c)	01/18/29	1,000	999,839
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.889	(c)	01/20/31	1,000	996,908
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.936	(c)	07/17/31	2,500	2,487,394
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.952	(c)	01/22/31	500	499,775
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	3.201	(c)	07/15/29	250	248,618
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	3.121	(c)	04/15/30	250	247,350
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.781	(c)	04/15/29	750	742,234

					88,745,754

Consumer Loans 0.5%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	2.477	(c)	09/14/32	664	664,656
Series 2018-01A, Class A, 144A	3.300		03/14/29	260	264,816

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
Oportun Funding LLC,
Series 2018-C, Class A, 144A	4.100%		10/08/24	500	$510,025
Series 2018-D, Class A, 144A	4.150		12/09/24	400	409,929
SoFi Consumer Loan Program Trust, Series 2019-04, Class A, 144A	2.450		08/25/28	1,871	1,879,563
Springleaf Funding Trust,
Series 2016-AA, Class A, 144A	2.900		11/15/29	136	135,590
Series 2017-AA, Class A, 144A	2.680		07/15/30	700	701,872

					4,566,451

Credit Cards 0.3%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960		10/13/30	2,100	2,418,924

Equipment 0.4%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A	2.410		08/16/24	600	605,903
Series 2017-B, Class A5, 144A	2.720		06/15/40	800	825,624
Series 2018-A, Class A4, 144A	3.390		01/10/25	500	517,195
Series 2018-A, Class A5, 144A	3.610		03/10/42	200	208,927
Series 2019-A, Class A5, 144A	3.080		11/12/41	800	835,770
Series 2019-B, Class A5, 144A	2.290		11/12/41	1,200	1,220,289

					4,213,708

Home Equity Loans 0.1%
Option One Mortgage Loan Trust, Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)	2.396	(c)	08/25/35	1,168	1,168,262

Manufactured Housing 0.1%
Towd Point Mortgage Trust, Series 2019-MH01, Class A1, 144A	3.000	(cc)	11/25/58	1,272	1,285,421

Other 0.2%
Sierra Timeshare Receivables Funding LLC,
Series 2019-02A, Class A, 144A	2.590		05/20/36	911	919,887
Series 2019-03A, Class A, 144A	2.340		08/20/36	1,238	1,245,355

					2,165,242

See Notes to Financial Statements.

PGIM Core Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 0.9%
Credit Suisse Mortgage Trust, Series 2018-RPL08, Class A1, 144A	4.125	%(cc)	07/25/58	328	$331,491
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	(cc)	01/25/59	166	168,298
Series 2019-GS02, Class A1, 144A	3.750	(cc)	01/25/59	350	353,264
Series 2019-GS03, Class A1, 144A	3.750	(cc)	04/25/59	182	184,258
Series 2019-GS04, Class A1, 144A	3.438	(cc)	05/25/59	556	559,696
Series 2019-SL01, Class A, 144A	4.000	(cc)	12/28/54	219	220,835
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750	(cc)	01/25/61	438	442,526
Series 2018-01, Class A1, 144A	3.250	(cc)	05/25/62	588	601,978
RAAC Series Trust, Series 2007-SP03, Class A1, 1 Month LIBOR + 1.200% (Cap 14.000%, Floor 1.200%)	2.861	(c)	09/25/47	147	147,581
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750	(cc)	06/25/57	992	1,010,651
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	2.261	(c)	02/25/57	672	670,877
Series 2017-06, Class A1, 144A	2.750	(cc)	10/25/57	734	745,227
Series 2018-01, Class A1, 144A	3.000	(cc)	01/25/58	841	856,654
Series 2018-02, Class A1, 144A	3.250	(cc)	03/25/58	850	870,764
Series 2018-05, Class A1, 144A	3.250	(cc)	07/25/58	250	259,777
Series 2019-04, Class A1, 144A	2.900	(cc)	10/25/59	769	790,583
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	2.661	(c)	10/25/59	463	465,388

					8,679,848

Student Loans 1.9%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680		09/25/42	570	574,290
Series 2018-AGS, Class A1, 144A	3.210		02/25/44	439	451,763
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810		11/25/42	456	462,994
Series 2018-B, Class A2FX, 144A	3.540		05/26/43	828	857,696
Series 2019-A, Class A2FX, 144A	2.730		10/25/48	500	509,675
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190		02/18/42	1,300	1,327,025
Series 2018-CA, Class A2, 144A	3.520		06/16/42	600	617,394
Series 2019-CA, Class A2, 144A	3.130		02/15/68	800	818,332
Series 2019-EA, Class A2A, 144A	2.640		05/15/68	800	815,530
Series 2019-FA, Class A2, 144A	2.600		08/15/68	1,600	1,628,384
Series 2019-GA, Class A, 144A	2.400		10/15/68	3,100	3,135,477

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840%		01/25/41	1,600	$1,633,726
Series 2019-A, Class A2FX, 144A	3.690		06/15/48	1,300	1,376,442
Series 2019-C, Class A2FX, 144A	2.370		11/16/48	1,100	1,106,452
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A	2.640		08/25/47	256	257,300
Series 2018-B, Class A2FX, 144A	3.340		08/25/47	1,000	1,036,383
Series 2020-A, Class A2FX, 144A	2.540		05/15/46	1,500	1,528,152

					18,137,015

TOTAL ASSET-BACKED SECURITIES (cost $169,549,816)					171,654,773

COMMERCIAL MORTGAGE-BACKED SECURITIES 19.8%
Assurant Commercial Mortgage Trust, Series 2016-01A, Class AS, 144A	3.172		05/15/49	300	312,155
BANK,
Series 2019-BN20, Class A2	2.758		09/15/61	6,800	7,075,996
Series 2019-BN23, Class A2	2.669		12/15/52	2,200	2,275,560
Series 2020-BN25, Class A4	2.399		01/15/63	3,800	3,867,563
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A	2.937		08/14/36	500	514,476
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	2.398	(c)	03/15/37	6,000	5,984,810
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402		01/15/51	2,000	2,173,806
Series 2018-B03, Class A4	3.761		04/10/51	1,500	1,673,216
Series 2019-B10, Class A3	3.455		03/15/62	2,500	2,748,900
BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 144A	—	(p)	12/15/29	2,800	2,802,575
Cantor Commercial Real Estate Lending, Series 2019-CF03, Class A3	2.752		01/15/53	2,900	3,025,150
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459		08/10/49	500	511,656
Series 2019-CD08, Class A3	2.657		08/15/57	2,700	2,790,086
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585		12/10/54	2,000	2,179,738
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878		02/10/48	1,100	1,141,612
Series 2016-C03, Class A3	2.896		11/15/49	900	947,999
Series 2017-P08, Class A3	3.203		09/15/50	1,700	1,821,134
Series 2019-C07, Class A3	2.860		12/15/72	4,400	4,612,995

See Notes to Financial Statements.

PGIM Core Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, (cont’d.)
Series 2019-GC41, Class A4	2.620%		08/10/56	3,000	$3,112,453
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350		02/10/48	1,510	1,608,199
Series 2015-PC01, Class A4	3.620		07/10/50	3,200	3,440,392
Series 2016-COR01, Class A3	2.826		10/10/49	800	835,309
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4	3.718		08/15/48	5,343	5,807,432
Series 2017-C08, Class A3	3.127		06/15/50	1,200	1,278,753
DBJPM Mortgage Trust, Series 2016-C03, Class A4	2.632		08/10/49	650	673,444
Fannie Mae-Aces,
Series 2016-M07, Class AB2	2.385		09/25/26	76	77,169
Series 2016-M11, Class A2	2.369	(cc)	07/25/26	1,200	1,236,542
Series 2016-M13, Class A2	2.565	(cc)	09/25/26	1,900	1,976,898
Series 2017-M01, Class A2	2.497	(cc)	10/25/26	500	520,458
Series 2017-M04, Class A2	2.672	(cc)	12/25/26	2,500	2,634,509
Series 2017-M08, Class A2	3.061	(cc)	05/25/27	1,900	2,054,298
Series 2018-M04, Class A2	3.146	(cc)	03/25/28	1,325	1,435,658
Series 2018-M10, Class A1	3.497	(cc)	07/25/28	684	737,730
Series 2018-M10, Class A2	3.497	(cc)	07/25/28	2,650	2,935,753
Series 2019-M21, Class 3A1	2.100		06/25/34	7,159	7,069,119
Series 2019-M22, Class A1	2.104		08/25/29	3,695	3,757,457
Series 2019-M25, Class A1	2.142		11/25/29	4,388	4,418,652
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class AM	2.624		08/25/26	1,650	1,722,404
Series K068, Class AM	3.315		08/25/27	1,500	1,638,539
Series K069, Class AM	3.248	(cc)	09/25/27	300	326,512
Series K070, Class A2	3.303	(cc)	11/25/27	2,125	2,328,575
Series K070, Class AM	3.364		12/25/27	425	465,794
Series K074, Class A2	3.600		01/25/28	3,600	4,024,516
Series K075, Class AM	3.650	(cc)	02/25/28	1,075	1,199,920
Series K076, Class A2	3.900		04/25/28	2,800	3,187,435
Series K076, Class AM	3.900		04/25/28	800	908,264
Series K077, Class A2	3.850	(cc)	05/25/28	1,670	1,898,637
Series K077, Class AM	3.850	(cc)	05/25/28	340	385,014
Series K078, Class AM	3.920		06/25/28	1,025	1,166,510
Series K079, Class AM	3.930		06/25/28	1,350	1,537,370
Series K080, Class AM	3.986	(cc)	07/25/28	2,500	2,858,658
Series K081, Class AM	3.900	(cc)	08/25/28	1,100	1,251,637
Series K086, Class A2	3.859	(cc)	11/25/28	1,200	1,371,874
Series K086, Class AM	3.919	(cc)	12/25/28	350	399,343
Series K087, Class AM	3.832	(cc)	12/25/28	450	510,833
Series K089, Class AM	3.633	(cc)	01/25/29	11,315	12,685,912

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K091, Class AM	3.566%		03/25/29	2,000	$2,237,917
Series K157, Class A2	3.990	(cc)	05/25/33	800	940,858
Series K730, Class AM	3.590	(cc)	01/25/25	4,100	4,442,591
Series KC03, Class A2	3.499		01/25/26	1,350	1,459,642
Series KW08, Class A2	3.600		01/25/29	4,500	5,058,293
Series W5FX, Class AFX	3.336	(cc)	04/25/28	770	844,333
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119		05/10/50	1,000	1,056,457
Series 2015-GC34, Class A3	3.244		10/10/48	4,400	4,651,931
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920		02/15/48	1,065	1,112,181
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414		03/15/50	1,400	1,508,779
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559		08/15/49	1,000	1,030,011
Series 2016-JP03, Class A4	2.627		08/15/49	700	725,343
Series 2017-JP05, Class A4	3.457		03/15/50	560	609,893
Series 2017-JP07, Class ASB	3.241		09/15/50	575	609,308
LCCM, Series 2017-LC26, Class A3, 144A	3.289		07/12/50	1,600	1,712,386
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790		02/15/48	521	520,873
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791		11/15/49	900	940,475
Series 2016-UB11, Class A3	2.531		08/15/49	1,200	1,234,414
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264		08/15/50	800	847,987
Series 2017-C03, Class ASB	3.215		08/15/50	900	953,300
Series 2017-C05, Class A4	3.212		11/15/50	1,800	1,931,265
Series 2018-C09, Class A3	3.854		03/15/51	750	841,335
Series 2018-C14, Class A3	4.180		12/15/51	1,400	1,611,348
Series 2019-C18, Class A3	2.782		12/15/52	4,400	4,583,376
UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class A4	3.244		04/10/46	101	105,036
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399		08/15/49	1,200	1,222,715
Series 2016-C35, Class A3	2.674		07/15/48	1,900	1,972,644
Series 2016-NXS06, Class A3	2.642		11/15/49	1,500	1,550,130
Series 2017-C38, Class A4	3.190		07/15/50	1,000	1,070,252
Series 2017-RB01, Class A4	3.374		03/15/50	1,400	1,516,441
Series 2018-C46, Class A3	3.888		08/15/51	2,000	2,248,602
Series 2019-C49, Class A3	3.749		03/15/52	3,000	3,267,527
Series 2019-C50, Class A4	3.466		05/15/52	2,500	2,744,645

See Notes to Financial Statements.

PGIM Core Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2019-C52, Class A3	2.631%	08/15/52		2,000	$2,055,825

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $181,980,842)					191,155,512

CORPORATE BONDS 29.4%

Aerospace & Defense 0.3%
Boeing Co. (The), Sr. Unsec’d. Notes	3.750	02/01/50	(a)	830	897,251
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25		281	310,365
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23		375	413,777
General Dynamics Corp., Gtd. Notes	2.875	05/11/20		645	646,947
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25		30	32,534
United Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28		450	518,249

					2,819,123

Agriculture 0.3%
Altria Group, Inc., Gtd. Notes	2.850	08/09/22		100	102,403
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.789	09/06/24		1,890	1,932,331
Gtd. Notes	3.222	08/15/24		890	925,650

					2,960,384

Airlines 0.2%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	07/15/24		137	143,679
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28		81	85,947
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.875	03/13/20		285	285,195
Sr. Unsec’d. Notes	3.400	04/19/21		665	675,051

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%		04/07/30	358	$366,366
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700		11/01/33	450	461,320

					2,017,558

Auto Manufacturers 0.7%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	2.250		09/15/23	645	652,979
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.258	(c)	04/12/21	60	60,158
Gtd. Notes, 144A	3.100		04/12/21	80	81,322
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.250		03/02/20	295	295,110
Gtd. Notes, 144A	3.100		05/04/20	295	295,956
Gtd. Notes, 144A	3.350		05/04/21	495	503,414
Ford Motor Co., Sr. Unsec’d. Notes	5.291		12/08/46	285	278,625
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.087		01/09/23	1,125	1,135,016
Sr. Unsec’d. Notes	3.336		03/18/21	515	520,127
Sr. Unsec’d. Notes	3.350		11/01/22	1,390	1,411,142
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	2.728	(c)	04/09/21	130	130,542
Gtd. Notes	3.450		04/10/22	180	184,659
Gtd. Notes	3.550		04/09/21	95	96,684
Gtd. Notes	3.850		01/05/28	490	509,514
Gtd. Notes	4.350		01/17/27	180	193,130
Gtd. Notes	5.250		03/01/26	375	422,354
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150		02/26/20	175	175,016

					6,945,748

Banks 8.5%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848		04/12/23	200	210,752
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN	3.593	(ff)	07/21/28	1,595	1,730,912
Sr. Unsec’d. Notes, MTN	3.499	(ff)	05/17/22	1,480	1,513,456
Sr. Unsec’d. Notes, MTN	3.824	(ff)	01/20/28	1,720	1,883,312
Sr. Unsec’d. Notes, MTN	3.974	(ff)	02/07/30	400	449,400
Sr. Unsec’d. Notes, MTN	4.125		01/22/24	200	217,294

See Notes to Financial Statements.

PGIM Core Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	4.271	%(ff)	07/23/29	320	$364,579
Sr. Unsec’d. Notes, MTN	4.330	(ff)	03/15/50	1,555	1,939,797
Sub. Notes, MTN	4.000		01/22/25	800	866,461
Sub. Notes, MTN	4.450		03/03/26	1,500	1,674,611
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	2.900		03/26/22	435	445,713
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950		01/29/23	450	466,229
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.684		01/10/23	480	493,998
Sr. Unsec’d. Notes	3.932	(ff)	05/07/25	1,300	1,382,971
Sr. Unsec’d. Notes	4.375		01/12/26	200	220,944
Sr. Unsec’d. Notes, MTN	4.972	(ff)	05/16/29	400	463,732
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	3.052	(ff)	01/13/31	1,080	1,106,775
Sr. Unsec’d. Notes, 144A, MTN	2.950		05/23/22	435	445,081
Sub. Notes, 144A, MTN	4.375		09/28/25	710	776,852
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375		01/14/25	2,650	2,670,371
Sr. Unsec’d. Notes, 144A, MTN	3.250		01/11/28	625	663,997
Capital One NA, Sr. Unsec’d. Notes	2.250		09/13/21	1,080	1,088,005
Citibank NA, Sr. Unsec’d. Notes	3.050		05/01/20	1,750	1,753,588
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666	(ff)	01/29/31	1,400	1,417,842
Sr. Unsec’d. Notes	3.200		10/21/26	290	307,469
Sr. Unsec’d. Notes	3.400		05/01/26	350	375,952
Sr. Unsec’d. Notes	3.520	(ff)	10/27/28	180	194,001
Sr. Unsec’d. Notes	3.668	(ff)	07/24/28	490	533,496
Sr. Unsec’d. Notes	3.887	(ff)	01/10/28	670	735,796
Sub. Notes	4.400		06/10/25	4,000	4,418,508
Sub. Notes	4.450		09/29/27	840	945,067
Sub. Notes	4.600		03/09/26	945	1,059,101
Sub. Notes	4.750		05/18/46	460	570,131
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.593	(ff)	09/11/25	1,730	1,757,077
Sr. Unsec’d. Notes, 144A	3.869	(ff)	01/12/29	870	948,274
Sr. Unsec’d. Notes, 144A	4.282		01/09/28	350	387,728
Discover Bank, Sr. Unsec’d. Notes	4.200		08/08/23	250	267,898

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.272	%(ff)	09/29/25	1,160	$1,219,646
Sr. Unsec’d. Notes	3.500		01/23/25	75	79,873
Sr. Unsec’d. Notes	3.625		02/20/24	680	722,975
Sr. Unsec’d. Notes	3.691	(ff)	06/05/28	1,750	1,898,965
Sr. Unsec’d. Notes	3.850		01/26/27	475	515,698
Sr. Unsec’d. Notes	4.223	(ff)	05/01/29	155	174,647
Sr. Unsec’d. Notes, MTN	4.000		03/03/24	685	739,687
Sr. Unsec’d. Notes, Series D, MTN	6.000		06/15/20	215	218,234
Sub. Notes	4.250		10/21/25	250	275,943
Sub. Notes	5.150		05/22/45	335	433,617
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.504	(c)	05/18/21	655	655,774
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550		04/09/24	200	212,077
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	4.000		09/23/29	1,790	1,885,643
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.550		03/01/21	100	100,904
Sr. Unsec’d. Notes	2.950		10/01/26	410	431,324
Sr. Unsec’d. Notes	3.125		01/23/25	315	332,412
Sr. Unsec’d. Notes	3.200		01/25/23	100	104,196
Sr. Unsec’d. Notes	3.200		06/15/26	230	244,648
Sr. Unsec’d. Notes	3.300		04/01/26	4,000	4,278,076
Sr. Unsec’d. Notes	3.509	(ff)	01/23/29	210	227,901
Sr. Unsec’d. Notes	3.625		05/13/24	875	938,112
Sr. Unsec’d. Notes	3.964	(ff)	11/15/48	355	424,730
Sr. Unsec’d. Notes	4.005	(ff)	04/23/29	3,585	4,014,312
Sub. Notes	3.875		09/10/24	375	405,587
Sub. Notes	4.250		10/01/27	375	424,485
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086	(ff)	04/26/21	2,000	2,006,028
KeyBank NA, Sr. Unsec’d. Notes	2.250		03/16/20	305	305,176
Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.300		05/07/21	1,000	1,020,445
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623		07/18/22	2,400	2,445,309
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.750		02/25/23	315	333,178
Sr. Unsec’d. Notes, GMTN	3.772	(ff)	01/24/29	760	837,530
Sr. Unsec’d. Notes, GMTN	3.875		01/27/26	470	515,227

See Notes to Financial Statements.

PGIM Core Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25		455	$500,484
Sr. Unsec’d. Notes, GMTN	4.431	(ff)	01/23/30	(a)	1,200	1,386,341
Sr. Unsec’d. Notes, MTN	2.720	(ff)	07/22/25		1,500	1,544,008
Sr. Unsec’d. Notes, MTN	3.591	(ff)	07/22/28		310	336,452
Sr. Unsec’d. Notes, Series F, MTN	3.875		04/29/24		365	393,511
Sub. Notes, GMTN	4.350		09/08/26		3,800	4,236,703
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875		09/12/23		220	232,615
Sr. Unsec’d. Notes	4.445	(ff)	05/08/30		720	815,636
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.571		01/10/23		430	441,984
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375		01/24/24		630	671,340
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.348		01/15/25		2,520	2,551,335
Sr. Unsec’d. Notes	2.442		10/19/21		235	237,845
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875		09/07/21		465	466,919
Truist Financial Corp., Sr. Unsec’d. Notes	2.700		01/27/22		350	356,203
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.859	(ff)	08/15/23		570	582,057
Sr. Unsec’d. Notes, 144A	3.000		04/15/21		345	350,268
Sr. Unsec’d. Notes, 144A	3.126	(ff)	08/13/30		1,180	1,235,130

						81,508,360

Beverages 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700		02/01/36		180	216,321
Gtd. Notes	4.900		02/01/46		650	807,270
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450		01/23/39		975	1,272,006
Gtd. Notes	5.550		01/23/49		900	1,230,431
Constellation Brands, Inc., Gtd. Notes	4.650		11/15/28		450	520,214
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551		05/25/21		370	378,606

						4,424,848

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology 0.0%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%	09/01/23		220	$225,311

Building Materials 0.2%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	12/15/47		395	438,879
Owens Corning, Sr. Unsec’d. Notes	4.400	01/30/48	(a)	825	864,064
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700	03/01/48		750	890,703

					2,193,646

Chemicals 0.4%
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	5.875	01/31/50		270	279,699
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22		1,375	1,407,764
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650	10/15/44		260	289,689
LYB International Finance BV, Gtd. Notes	4.000	07/15/23		250	266,982
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750	04/15/24		310	354,574
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35		40	43,737
Sr. Unsec’d. Notes	5.250	01/15/45		340	418,924
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		200	214,513
SASOL Financing USA LLC (South Africa), Gtd. Notes	6.500	09/27/28		400	447,792

					3,723,674

Commercial Services 1.0%
Cintas Corp. No. 2, Gtd. Notes	2.900	04/01/22		385	394,262
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		580	594,154
Gtd. Notes, 144A	3.300	10/15/22		750	773,508
Gtd. Notes, 144A	4.500	02/15/45		75	86,844

See Notes to Financial Statements.

PGIM Core Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Experian Finance PLC (United Kingdom), Gtd. Notes, 144A	2.750%		03/08/30	1,735	$1,764,852
Global Payments, Inc., Sr. Unsec’d. Notes	2.650		02/15/25	575	589,075
Massachusetts Institute of Technology, Unsec’d. Notes	3.885		07/01/2116	700	865,713
PayPal Holdings, Inc., Sr. Unsec’d. Notes	2.850		10/01/29	1,790	1,845,104
President & Fellows of Harvard College, Unsec’d. Notes	3.300		07/15/56	160	180,840
Trustees of Boston College, Unsec’d. Notes	3.129		07/01/52	637	658,747
University of Notre Dame du Lac, Unsec’d. Notes	3.394		02/15/48	365	415,483
University of Southern California, Unsec’d. Notes	3.028		10/01/39	310	333,820
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125		03/15/29	1,185	1,331,837

					9,834,239

Computers 0.4%
Apple, Inc., Sr. Unsec’d. Notes	3.850		08/04/46	525	615,246
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%	2.567	(c)	03/12/21	3,330	3,344,828

					3,960,074

Diversified Financial Services 0.4%
American Express Co., Sr. Unsec’d. Notes	3.375		05/17/21	1,400	1,428,835
Capital One Financial Corp.,
Sr. Unsec’d. Notes	2.500		05/12/20	700	700,848
Sr. Unsec’d. Notes	3.450		04/30/21	370	377,149
Jefferies Group LLC, Sr. Unsec’d. Notes	6.450		06/08/27	150	181,489
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650		02/16/21	630	635,719
Synchrony Financial, Sr. Unsec’d. Notes	2.700		02/03/20	495	495,000

					3,819,040

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 3.6%
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250%	09/15/48	830	$1,014,466
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	78,221
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	716,704
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.200	09/15/49	100	103,404
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	193,861
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.700	09/01/49	495	516,575
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes, 144A	3.375	09/15/29	305	311,037
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	44,940
First Mortgage	4.000	03/01/48	115	135,802
First Mortgage, Series 123	3.750	08/15/47	775	877,624
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	48,119
Sr. Unsec’d. Notes, Series E	4.650	12/01/48	720	923,276
Consumers Energy Co., First Mortgage	3.250	08/15/46	155	166,827
Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	70,850
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series A	4.600	03/15/49	365	444,322
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	56,923
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	445,342
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	361,815
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	149,233
Sr. Unsec’d. Notes	3.950	08/15/47	185	206,689
Duke Energy Florida LLC,
First Mortgage	3.200	01/15/27	600	643,363
First Mortgage	3.400	10/01/46	185	199,406
First Mortgage	4.200	07/15/48	205	251,190
Duke Energy Progress LLC, First Mortgage	3.700	10/15/46	75	83,912

See Notes to Financial Statements.

PGIM Core Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Emera US Finance LP (Canada), Gtd. Notes	3.550%	06/15/26		75	$80,036
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.650	09/10/24		960	977,570
Gtd. Notes, 144A	3.500	04/06/28		475	498,445
Gtd. Notes, 144A	3.625	05/25/27		230	245,037
Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400	01/28/30		200	202,094
Entergy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/22	(a)	260	272,201
Sr. Unsec’d. Notes	5.125	09/15/20		250	252,865
Entergy Louisiana LLC, Sec’d. Notes	4.000	03/15/33		170	199,201
Entergy Texas, Inc., First Mortgage	4.500	03/30/39		1,000	1,203,621
Evergy, Inc., Sr. Unsec’d. Notes	2.450	09/15/24		2,135	2,170,371
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28		335	355,156
Florida Power & Light Co., First Mortgage	3.150	10/01/49		1,420	1,509,949
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26		217	226,519
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29		1,005	1,021,952
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		235	258,682
MidAmerican Energy Co., First Mortgage	3.950	08/01/47		225	266,852
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24		851	919,143
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.403	09/01/21		2,100	2,121,913
Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48		250	301,348
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25		60	63,167
PECO Energy Co.,
First Mortgage	3.000	09/15/49		180	183,386
First Ref. Mortgage	4.800	10/15/43		120	151,595
Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.600	06/01/29		1,435	1,562,384

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
PPL Capital Funding, Inc.,
Gtd. Notes	4.000%	09/15/47	330	$358,068
Gtd. Notes	5.000	03/15/44	170	208,041
PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	235	236,489
Public Service Co. of Colorado,
First Mortgage	3.200	03/01/50	720	764,770
First Mortgage	4.100	06/15/48	235	288,451
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	377,469
First Mortgage, MTN	3.200	05/15/29	1,265	1,372,993
First Mortgage, MTN	3.600	12/01/47	95	107,389
First Mortgage, MTN	3.700	05/01/28	590	658,859
Puget Sound Energy, Inc., Sr. Sec’d. Notes	3.250	09/15/49	535	565,101
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	420	495,344
Sempra Energy, Sr. Unsec’d. Notes	2.400	03/15/20	135	135,068
Southern California Edison Co., First Mortgage	3.650	02/01/50	290	306,551
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	692,373
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	396,573
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	494,648
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	55,759
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	4.600	12/01/48	460	595,940
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	535	583,095
Sr. Unsec’d. Notes, Series C	4.000	11/15/46	175	204,242
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	1,515	1,565,723
Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	568,022
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	546,909

				34,665,265

See Notes to Financial Statements.

PGIM Core Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics 0.1%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125%	06/15/21		275	$277,937
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23		770	819,090

					1,097,027

Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	208,703
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	215,833
Sr. Sec’d. Notes, 144A	5.500	07/31/47		600	658,078

					1,082,614

Foods 0.8%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		280	379,638
J.M. Smucker Co. (The), Sr. Unsec’d. Notes	3.000	03/15/22		115	117,656
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		110	112,221
Gtd. Notes	3.375	06/15/21		605	617,288
Gtd. Notes	4.375	06/01/46		35	36,105
Gtd. Notes	5.000	07/15/35		75	86,186
Gtd. Notes, 144A	3.750	04/01/30	(a)	870	920,608
Gtd. Notes, 144A	4.875	10/01/49		1,390	1,527,423
Kroger Co. (The),
Sr. Unsec’d. Notes	3.300	01/15/21		285	288,532
Sr. Unsec’d. Notes	3.875	10/15/46		65	66,074
Mars, Inc., Gtd. Notes, 144A	3.950	04/01/49		580	693,384
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21		500	501,801
Mondelez International, Inc., Sr. Unsec’d. Notes	3.000	05/07/20		390	391,082
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	2.250	08/23/21		985	993,070
Sr. Unsec’d. Notes	5.100	09/28/48		710	911,892

					7,642,960

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Forest Products & Paper 0.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600%	03/01/25	220	$235,736

Gas 0.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	1,200	1,294,281
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	305	342,539
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	440	482,852
Southern Co. Gas Capital Corp., Gtd. Notes	2.450	10/01/23	555	564,314

				2,683,986

Healthcare-Products 0.0%
Medtronic, Inc., Gtd. Notes	4.375	03/15/35	235	292,012
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950	09/19/26	105	110,258

				402,270

Healthcare-Services 1.1%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	106,253
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	1,123,953
Sr. Unsec’d. Notes	6.750	12/15/37	170	239,856
AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	266,444
Allina Health System, Unsec’d. Notes	3.887	04/15/49	250	285,197
Ascension Health,
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	274,161
Unsec’d. Notes	4.847	11/15/53	500	660,945
Humana, Inc., Sr. Unsec’d. Notes	2.500	12/15/20	620	623,224
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.950	12/01/29	1,595	1,633,740
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.200	07/01/55	75	94,387

See Notes to Financial Statements.

PGIM Core Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Mount Sinai Hospitals Group, Inc., Sec’d. Notes, Series 2019	3.737%	07/01/49	1,795	$1,947,070
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	40	47,382
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	426,974
Unsec’d. Notes, Series H	2.746	10/01/26	40	42,639
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,956,271
Sr. Unsec’d. Notes	3.500	03/30/25	190	202,633
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	196,144
Stanford Health Care, Unsec’d. Notes	3.795	11/15/48	450	528,429
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750	07/15/25	90	98,473

				10,754,175

Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200	04/01/26	35	36,532

Insurance 0.8%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/10/25	410	444,710
Sr. Unsec’d. Notes	4.500	07/16/44	410	486,360
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	95	125,371
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	131,105
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	1,170	1,260,632
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.951	10/15/50	450	491,437
Gtd. Notes, 144A	4.500	06/15/49	185	221,591
Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	157,633
Markel Corp.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,713,233
Sr. Unsec’d. Notes	3.625	03/30/23	400	420,175
Sr. Unsec’d. Notes	4.150	09/17/50	1,310	1,451,411

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Markel Corp., (cont’d.) Sr. Unsec’d. Notes	5.000%	04/05/46	350	$429,629
New York Life Global Funding, Sec’d. Notes, 144A	1.950	02/11/20	225	225,007
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	110,702
Gtd. Notes	4.300	11/15/46	140	167,366
Gtd. Notes	4.350	05/15/43	85	100,439
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44	120	153,877

				8,090,678

Iron/Steel 0.2%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	1,950	2,012,605

Lodging 0.2%
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500	08/18/26	1,230	1,285,627
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	261,728

				1,547,355

Machinery-Diversified 0.1%
Deere & Co., Sr. Unsec’d. Notes	2.875	09/07/49	620	624,439
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes	2.050	03/01/20	270	270,025
Sr. Unsec’d. Notes	2.875	03/01/25	115	120,186
Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	70	74,102

				1,088,752

Media 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	335	358,896
Sr. Sec’d. Notes	5.375	05/01/47	530	606,092
Sr. Sec’d. Notes	6.384	10/23/35	2,480	3,224,540

See Notes to Financial Statements.

PGIM Core Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
Sr. Sec’d. Notes	6.484%	10/23/45		95	$123,192
Sr. Sec’d. Notes	6.834	10/23/55		250	334,149
Comcast Corp.,
Gtd. Notes	4.150	10/15/28		805	923,364
Gtd. Notes	4.250	10/15/30		275	322,759
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24		800	835,116
Sr. Unsec’d. Notes, 144A	3.350	09/15/26		195	206,139
Sr. Unsec’d. Notes, 144A	3.500	08/15/27		1,500	1,599,862
Sr. Unsec’d. Notes, 144A	4.600	08/15/47	(a)	500	582,643
Discovery Communications LLC, Gtd. Notes	5.200	09/20/47		177	209,436
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41		150	171,434
ViacomCBS, Inc., Sr. Unsec’d. Notes	4.375	03/15/43		1,500	1,631,765
Walt Disney Co. (The), Gtd. Notes	6.400	12/15/35		512	757,481

					11,886,868

Mining 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43		190	256,157
Newmont Corp., Sr. Unsec’d. Notes	2.800	10/01/29		1,270	1,307,678
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750	04/16/40		100	137,307

					1,701,142

Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21		300	300,986
Sr. Unsec’d. Notes	2.750	01/06/23		185	188,671
Sr. Unsec’d. Notes	3.250	02/11/22		95	97,328
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375	02/11/20		100	100,145

					687,130

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Office/Business Equipment 0.0%
Xerox Corp., Sr. Unsec’d. Notes	2.750%	09/01/20	137	$136,998

Oil & Gas 2.1%
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	202	206,313
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	855	917,573
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	2.950	01/15/23	1,310	1,346,539
Sr. Unsec’d. Notes	6.250	03/15/38	175	228,179
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47	384	437,065
Sr. Unsec’d. Notes	6.750	11/15/39	350	440,769
Chevron Corp., Sr. Unsec’d. Notes	1.961	03/03/20	125	125,017
CNOOC Finance Ltd. (China), Gtd. Notes	2.875	09/30/29	1,085	1,114,635
Concho Resources, Inc.,
Gtd. Notes	3.750	10/01/27	2,000	2,114,621
Gtd. Notes	4.875	10/01/47	55	63,767
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	2,300	2,395,513
Gtd. Notes	4.500	04/15/23	725	766,333
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25	1,190	1,312,190
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.000	04/15/24	150	160,289
Sr. Unsec’d. Notes	6.800	09/15/37	200	263,712
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/24/25	200	220,861
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	380	405,737
Noble Energy, Inc.,
Sr. Unsec’d. Notes	3.900	11/15/24	425	453,894
Sr. Unsec’d. Notes	5.050	11/15/44	435	475,331
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.600	08/13/21	235	237,391
Sr. Unsec’d. Notes	7.500	05/01/31	100	133,708
Sr. Unsec’d. Notes	7.875	09/15/31	250	339,015
Ovintiv, Inc., Gtd. Notes	6.500	08/15/34	200	230,405

See Notes to Financial Statements.

PGIM Core Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.500%	01/21/21		70	$72,955
Gtd. Notes	6.350	02/12/48		154	152,511
Gtd. Notes	6.500	03/13/27		800	866,713
Gtd. Notes, 144A	6.490	01/23/27		1,048	1,138,295
Gtd. Notes, 144A	7.690	01/23/50		398	436,921
Gtd. Notes, GMTN	6.750	09/21/47		1,305	1,321,988
Gtd. Notes, GMTN	6.875	08/04/26		390	439,619
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20		200	200,094
Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49	(a)	585	643,154
Valero Energy Corp., Sr. Unsec’d. Notes	3.400	09/15/26		220	233,144

					19,894,251

Oil & Gas Services 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28		487	525,696
Sr. Unsec’d. Notes, 144A	4.000	12/21/25		33	36,164
Schlumberger Investment SA, Gtd. Notes, 144A	3.300	09/14/21		200	204,334

					766,194

Packaging & Containers 0.1%
WestRock RKT LLC, Gtd. Notes	4.000	03/01/23		540	568,410
WRKCo, Inc., Gtd. Notes	4.650	03/15/26		560	631,371

					1,199,781

Pharmaceuticals 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25		105	112,273
Sr. Unsec’d. Notes	4.500	05/14/35		550	635,821
Sr. Unsec’d. Notes	4.700	05/14/45		1,330	1,535,404
Sr. Unsec’d. Notes, 144A	4.250	11/21/49		2,295	2,509,954

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Allergan Funding SCS, Gtd. Notes	4.550%		03/15/35		360	$415,026
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250		03/01/25		55	57,881
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	2.577	(c)	06/25/21		335	336,555
Gtd. Notes, 144A	3.500		06/25/21		200	204,337
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000		10/08/21		150	152,938
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	3.250		08/15/22		125	129,793
Sr. Unsec’d. Notes, 144A	4.125		06/15/39		115	138,015
Sr. Unsec’d. Notes, 144A	4.250		10/26/49		395	488,136
Sr. Unsec’d. Notes, 144A	4.350		11/15/47		475	593,024
Sr. Unsec’d. Notes, 144A	5.000		08/15/45		230	307,721
Cigna Corp.,
Gtd. Notes	4.375		10/15/28		1,950	2,204,733
Gtd. Notes, 144A	3.250		04/15/25		270	283,751
Gtd. Notes, 144A	3.400		03/01/27		325	343,624
Gtd. Notes, 144A	4.500		02/25/26		700	782,977
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300		03/25/28	(a)	2,025	2,246,636
Sr. Unsec’d. Notes	4.780		03/25/38		85	99,202
Sr. Unsec’d. Notes	5.125		07/20/45		465	561,602
Sr. Unsec’d. Notes	5.300		12/05/43		155	189,174
Mylan, Inc., Gtd. Notes	5.200		04/15/48		195	225,510
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875		09/23/23		225	231,683
Gtd. Notes	3.200		09/23/26		1,220	1,284,056

						16,069,826

Pipelines 1.3%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150		08/15/26		555	589,923
DCP Midstream Operating LP,
Gtd. Notes, 144A	4.750		09/30/21		50	51,294
Gtd. Notes, 144A	5.350		03/15/20		150	150,266
Energy Transfer Operating LP,
Gtd. Notes	4.950		06/15/28		430	477,688

See Notes to Financial Statements.

PGIM Core Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Energy Transfer Operating LP, (cont’d.)
Gtd. Notes	5.000%	05/15/50	(a)	565	$580,735
Gtd. Notes	6.250	04/15/49		910	1,079,641
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51		445	447,976
Gtd. Notes	3.950	01/31/60		485	495,264
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/20		600	609,271
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	03/15/45		275	285,938
MPLX LP,
Sr. Unsec’d. Notes	4.000	02/15/25		130	138,039
Sr. Unsec’d. Notes	4.500	04/15/38		270	279,344
Sr. Unsec’d. Notes	4.875	06/01/25		200	221,673
Sr. Unsec’d. Notes	5.200	03/01/47		5	5,547
Sr. Unsec’d. Notes	5.500	02/15/49		210	240,450
ONEOK Partners LP, Gtd. Notes	6.125	02/01/41		300	374,185
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49		1,000	1,039,579
Gtd. Notes	4.950	07/13/47		85	94,034
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550	10/01/26		310	330,813
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29		350	348,903
Sr. Unsec’d. Notes	4.650	10/15/25		1,000	1,091,078
Sr. Unsec’d. Notes	4.700	06/15/44		170	164,305
Sr. Unsec’d. Notes	5.150	06/01/42		105	105,199
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26		140	148,532
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28		300	313,567
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48		500	555,883
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22		665	683,946
Sr. Unsec’d. Notes	5.300	03/01/48		320	285,521
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25		350	376,392
Sr. Unsec’d. Notes	4.300	03/04/24		325	350,259

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Williams Cos., Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	4.850%		03/01/48	55	$59,331
Sr. Unsec’d. Notes	5.400		03/04/44	400	449,503

					12,424,079

Real Estate Investment Trusts (REITs) 0.7%
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	3.250		07/15/26	1,000	1,060,222
Simon Property Group LP, Sr. Unsec’d. Notes	2.000		09/13/24	2,300	2,318,099
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700		02/15/27	775	794,436
Sr. Unsec’d. Notes	3.625		03/15/24	1,500	1,594,569
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625		09/15/23	425	462,456

					6,229,782

Retail 0.2%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550		07/26/27	940	1,000,814
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	2.536	(c)	04/17/20	111	111,034
Sr. Unsec’d. Notes	4.200		05/15/28	850	933,839

					2,045,687

Semiconductors 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A	3.125		04/15/21	485	491,997
Gtd. Notes, 144A	3.125		10/15/22	375	384,839

					876,836

Software 0.2%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700		03/01/21	200	203,757
Microsoft Corp., Sr. Unsec’d. Notes	3.950		08/08/56	405	501,457

See Notes to Financial Statements.

PGIM Core Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)
Microsoft Corp., (cont’d.)
Sr. Unsec’d. Notes	4.450%	11/03/45		191	$247,786
Sr. Unsec’d. Notes	4.500	02/06/57		840	1,138,697

					2,091,697

Telecommunications 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400	06/15/22		850	880,190
Sr. Unsec’d. Notes	3.400	05/15/25		275	292,078
Sr. Unsec’d. Notes	3.600	07/15/25		50	53,733
Sr. Unsec’d. Notes	3.800	02/15/27		200	217,785
Sr. Unsec’d. Notes	4.300	02/15/30		170	192,277
Sr. Unsec’d. Notes	4.500	05/15/35		60	68,914
Sr. Unsec’d. Notes	4.550	03/09/49		575	655,378
Sr. Unsec’d. Notes	4.850	03/01/39		2,100	2,495,784
Sr. Unsec’d. Notes	4.900	08/15/37		550	653,689
Sr. Unsec’d. Notes	5.250	03/01/37		445	544,639
Sr. Unsec’d. Notes	5.450	03/01/47	(a)	685	870,766
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		2,000	2,061,228
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33		290	349,129
Sr. Unsec’d. Notes	4.600	04/01/21		100	103,360
Sr. Unsec’d. Notes	4.862	08/21/46		1,025	1,322,141

					10,761,091

Transportation 0.1%
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26		420	436,437
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20		110	110,041

					546,478

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Water 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes	3.750%		09/01/47		25	$27,905
Sr. Unsec’d. Notes	4.000		12/01/46		145	166,590

						194,495

TOTAL CORPORATE BONDS (cost $266,740,146)						283,284,295

MUNICIPAL BONDS 0.9%

Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263		09/15/32		40	45,756

California 0.2%
Bay Area Toll Authority, Taxable, Revenue Bonds	2.574		04/01/31		1,405	1,453,065
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582		05/15/39		300	408,450
University of California,
Taxable, Revenue Bonds, Series AP	3.931		05/15/45		30	33,782
Taxable, Revenue Bonds, Series J	4.131		05/15/45		30	34,985

						1,930,282

Illinois 0.2%
State of Illinois,
General Obligation Unlimited, Series A	5.000		10/01/22		110	119,864
General Obligation Unlimited, Series D	5.000		11/01/22		895	976,060
General Obligation Unlimited, Taxable	5.100		06/01/33	(a)	450	506,169

						1,602,093

New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102		01/01/41		250	402,335

North Carolina 0.1%
North Carolina State Education Assistance Authority, Taxable, Revenue Bonds, 3 Month LIBOR + 0.800%	2.594	(c)	07/25/36		700	688,184

See Notes to Financial Statements.

PGIM Core Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105%		12/01/39	70	$100,260
Revenue Bonds, BABs, Series B	5.511		12/01/45	150	211,577

					311,837

Texas 0.3%
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.985		02/01/39	775	1,107,165
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184		10/01/42	775	1,056,534
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376		07/01/47	555	630,480
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922		12/31/49	340	369,223

					3,163,402

Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179		09/01/2117	130	167,180

TOTAL MUNICIPAL BONDS (cost $7,797,196)					8,311,069

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.4%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250		12/25/33	4	4,002
Banc of America Funding Trust, Series 2015-R04, Class 4A1, 144A	3.500	(cc)	01/27/30	55	55,246
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250		04/26/37	205	173,180
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	3.361	(c)	10/25/27	44	43,723
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.261	(c)	04/25/28	287	287,345
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.611	(c)	08/25/28	1	955
Series 2019-02A, Class M1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	2.661	(c)	04/25/29	97	96,615
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.761	(c)	07/25/29	537	537,049

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.261	%(c)	07/25/29	450	$453,550
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.781	(c)	12/25/57	456	461,825
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	3.781	(c)	01/25/57	612	625,955
Series 2017-06, Class A1, 144A	3.015	(cc)	06/25/57	869	878,494
Series 2017-08, Class A1, 144A	3.000	(cc)	12/25/65	683	686,969
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500		04/25/33	4	3,763
Credit Suisse Mortgage Trust, Series 2019-11R, Class 1A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.131	(c)	09/25/45	1,335	1,341,740
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.911	(c)	04/25/29	44	44,501
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	3.461	(c)	04/25/29	150	150,514
Fannie Mae REMICS,
Series 2011-141, Class MZ	4.500		01/25/42	690	753,650
Series 2014-11, Class VB	4.500		04/25/42	500	560,558
Freddie Mac REMICS, Series 4777, Class CB	3.500		10/15/45	1,503	1,547,628
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	2.961	(c)	03/25/29	89	89,093
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	2.961	(c)	04/25/29	138	138,353
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.861	(c)	07/25/29	222	222,400
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	2.411	(c)	03/25/30	726	726,706
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	2.411	(c)	02/25/49	232	231,769
Freddie Mac Structured Pass-Through Certificates, Series T-59, Class 1A2	7.000		10/25/43	101	122,898
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	(cc)	11/26/49	2,925	2,940,651
Gosforth Funding PLC (United Kingdom), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)	2.360	(c)	08/25/60	529	528,440

See Notes to Financial Statements.

PGIM Core Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	%(cc)	07/20/43	1,493	$1,553,046
Series 2017-101, Class AB	2.500		07/20/47	1,109	1,131,445
Series 2018-07, Class GA	3.000		02/20/47	1,023	1,050,261
GSR Mortgage Loan Trust, Series 2005-AR06, Class 2A1	4.100	(cc)	09/25/35	34	34,222
Holmes Master Issuer PLC (United Kingdom), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360% (Cap N/A, Floor 0.000%)	2.191	(c)	10/15/54	360	359,959
Home Re Ltd. (Bermuda), Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.311	(c)	05/25/29	154	154,057
Lanark Master Issuer PLC (United Kingdom), Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420% (Cap N/A, Floor 0.000%)	2.319	(c)	12/22/69	372	371,715
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	(cc)	06/25/59	289	290,759
Series 2019-PR01, Class A1, 144A	3.858	(cc)	09/25/59	1,657	1,658,641
Series 2020-GS01, Class A1, 144A	2.882	(cc)	10/25/59	1,100	1,102,583
LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.210	(c)	04/01/24	210	210,066
MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750	(cc)	03/25/57	244	256,003
Mill City Mortgage Loan Trust, Series 2019-01, Class A1, 144A	3.250	(cc)	10/25/69	399	411,237
Mortgage Insurance-Linked Notes, Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	2.610	(c)	02/25/30	200	200,073
MRA Issuance Trust, Series 2019-03, 144A, 1 Month LIBOR + 1.150%	2.841	(c)	11/10/20	5,000	5,000,000
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000	(cc)	12/25/57	467	488,330
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.411	(c)	01/25/48	188	187,666
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.061	(c)	07/25/29	276	276,362
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	2.311	(c)	06/25/57	428	427,549
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.161	(c)	11/27/20	276	274,005

See Notes to Financial Statements.

44

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Park Avenue Funding Trust, (cont’d.)
Series 2019-03, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 1.500%)	4.411	%(c)	01/27/21	691	$689,670
Series 2019-04, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.149	(c)	05/27/21	6,119	6,153,247
Radnor Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.061	(c)	03/25/28	166	165,920
Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500		08/25/58	1,311	1,382,496
Sequoia Mortgage Trust 10, Series 10, Class 2A1, 1 Month LIBOR + 0.760% (Cap 11.750%, Floor 0.380%)	2.418	(c)	10/20/27	31	30,019
STACR Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	2.411	(c)	09/25/48	231	231,493
Station Place Securitization Trust, Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)	2.311	(c)	08/25/52	4,375	4,375,973
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)	1.908	(c)	07/19/35	33	31,081
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap N/A, Floor 1.400%)	3.545	(c)	06/25/42	59	59,145
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap N/A, Floor 1.400%)	3.545	(c)	08/25/42	4	4,433
Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.290% (Cap 10.500%, Floor 0.290%)	1.951	(c)	10/25/45	448	433,693

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $42,395,127)					42,702,721

SOVEREIGN BONDS 1.0%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125		10/11/27	840	892,877
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375		07/12/21	200	206,875
Sr. Unsec’d. Notes	5.000		06/15/45	370	449,313
Sr. Unsec’d. Notes	7.375		09/18/37	175	257,986
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875		02/01/28	290	309,024

See Notes to Financial Statements.

PGIM Core Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Export-Import Bank of India (India), (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.750%	04/01/20	400	$400,374
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	4.450	02/11/24	200	216,901
Sr. Unsec’d. Notes, EMTN	3.750	04/25/22	200	206,977
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26	200	224,032
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24	200	200,347
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	203,045
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22	400	408,005
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24	400	419,824
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	6.125	03/09/21	260	272,093
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.500	04/16/50	200	246,578
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28	335	374,171
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26	100	102,626
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24	140	145,892
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140	02/27/26	100	128,484
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23	335	354,613
Sr. Unsec’d. Notes, 144A	5.103	04/23/48	370	491,193
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23	100	103,958
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21	435	438,709
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23	460	473,627
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25	320	348,644
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.500	06/08/22	400	407,150
Sr. Unsec’d. Notes, 144A	3.250	06/01/23	200	209,939
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20	250	253,543
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	540	672,165
Sr. Unsec’d. Notes	5.100	06/18/50	60	75,750

TOTAL SOVEREIGN BONDS (cost $8,905,258)				9,494,715

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS 24.2%
Federal Home Loan Mortgage Corp.	2.000%	01/01/32	760	$765,477
Federal Home Loan Mortgage Corp.	2.500	01/01/29	513	523,908
Federal Home Loan Mortgage Corp.	2.500	07/01/31	692	706,937
Federal Home Loan Mortgage Corp.	2.500	01/01/32	350	357,857
Federal Home Loan Mortgage Corp.	2.500	10/01/32	917	936,409
Federal Home Loan Mortgage Corp.	2.500	12/01/32	1,765	1,800,635
Federal Home Loan Mortgage Corp.	2.500	09/01/46	480	486,997
Federal Home Loan Mortgage Corp.	2.500	11/01/49	1,282	1,290,599
Federal Home Loan Mortgage Corp.	3.000	02/01/32	1,514	1,566,498
Federal Home Loan Mortgage Corp.	3.000	01/01/37	398	413,250
Federal Home Loan Mortgage Corp.	3.000	12/01/37	199	205,820
Federal Home Loan Mortgage Corp.	3.000	07/01/43	595	617,921
Federal Home Loan Mortgage Corp.	3.000	06/01/46	1,389	1,434,819
Federal Home Loan Mortgage Corp.	3.000	12/01/46	1,148	1,185,933
Federal Home Loan Mortgage Corp.	3.000	01/01/47	1,246	1,287,111
Federal Home Loan Mortgage Corp.	3.000	10/01/49	2,505	2,562,058
Federal Home Loan Mortgage Corp.	3.000	11/01/49	2,016	2,062,602
Federal Home Loan Mortgage Corp.	3.000	12/01/49	3,509	3,589,735
Federal Home Loan Mortgage Corp.	3.500	11/01/37	410	428,641
Federal Home Loan Mortgage Corp.	3.500	06/01/42	532	563,022
Federal Home Loan Mortgage Corp.	3.500	09/01/42	659	696,544
Federal Home Loan Mortgage Corp.	3.500	10/01/42	733	775,398
Federal Home Loan Mortgage Corp.	3.500	06/01/43	367	387,878
Federal Home Loan Mortgage Corp.	3.500	05/01/45	541	568,028
Federal Home Loan Mortgage Corp.	3.500	01/01/47	387	404,454
Federal Home Loan Mortgage Corp.	3.500	02/01/47	1,010	1,056,253
Federal Home Loan Mortgage Corp.	3.500	11/01/47	821	857,220
Federal Home Loan Mortgage Corp.	3.500	08/01/48	485	501,841
Federal Home Loan Mortgage Corp.	3.500	10/01/48	1,937	2,003,737
Federal Home Loan Mortgage Corp.	3.500	01/01/49	944	976,697
Federal Home Loan Mortgage Corp.	3.500	05/01/49	1,000	1,031,900
Federal Home Loan Mortgage Corp.	3.500	12/01/49	221	228,383
Federal Home Loan Mortgage Corp.	4.000	12/01/40	179	192,949
Federal Home Loan Mortgage Corp.	4.000	01/01/41	369	396,932
Federal Home Loan Mortgage Corp.	4.000	04/01/42	557	600,701
Federal Home Loan Mortgage Corp.	4.000	10/01/45	292	311,864
Federal Home Loan Mortgage Corp.	4.000	02/01/46	4,445	4,785,220
Federal Home Loan Mortgage Corp.	4.000	05/01/46	327	346,720
Federal Home Loan Mortgage Corp.	4.000	08/01/46	370	394,749
Federal Home Loan Mortgage Corp.	4.000	11/01/47	410	432,963
Federal Home Loan Mortgage Corp.	4.000	04/01/48	766	802,200
Federal Home Loan Mortgage Corp.	4.000	05/01/48	774	810,678
Federal Home Loan Mortgage Corp.	4.000	07/01/48	1,216	1,273,018
Federal Home Loan Mortgage Corp.	4.500	06/01/42	174	189,474
Federal Home Loan Mortgage Corp.	4.500	09/01/44	217	236,154

See Notes to Financial Statements.

PGIM Core Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.500%		07/01/45		556	$606,611
Federal Home Loan Mortgage Corp.	4.500		04/01/47		3,456	3,694,383
Federal Home Loan Mortgage Corp.	4.500		07/01/47		344	368,188
Federal Home Loan Mortgage Corp.	4.500		07/01/47		715	764,531
Federal Home Loan Mortgage Corp.	4.500		11/01/47		1,387	1,483,047
Federal Home Loan Mortgage Corp.	4.500		02/01/48		400	427,224
Federal Home Loan Mortgage Corp.	4.500		07/01/48		1,182	1,252,849
Federal Home Loan Mortgage Corp.	5.000		08/01/40		323	358,983
Federal Home Loan Mortgage Corp.	5.000		12/01/47		554	595,956
Federal Home Loan Mortgage Corp.	5.000		02/01/48		758	812,916
Federal National Mortgage Assoc.	1.625		01/07/25		1,545	1,559,397
Federal National Mortgage Assoc.	2.000		10/01/34		1,138	1,137,443
Federal National Mortgage Assoc.	2.375		01/19/23		280	288,033
Federal National Mortgage Assoc.	2.500		02/05/24	(k)	645	673,281
Federal National Mortgage Assoc.	2.500		05/01/30		472	481,277
Federal National Mortgage Assoc.	2.500		04/01/31		1,394	1,424,346
Federal National Mortgage Assoc.	2.500		11/01/31		347	354,029
Federal National Mortgage Assoc.	2.500		02/01/43		137	139,652
Federal National Mortgage Assoc.	2.500		09/01/46		406	412,024
Federal National Mortgage Assoc.	2.500		10/01/46		304	308,882
Federal National Mortgage Assoc.	2.500		10/01/46		397	403,053
Federal National Mortgage Assoc.	2.500		09/01/49		722	727,250
Federal National Mortgage Assoc.	2.500		10/01/49		498	501,711
Federal National Mortgage Assoc.	2.500		11/01/49		2,488	2,505,464
Federal National Mortgage Assoc.	3.000		TBA		2,000	2,043,140
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 2.000% (Cap 9.375%, Floor 2.000%)	3.000	(c)	08/01/24		6	6,441
Federal National Mortgage Assoc.	3.000		06/01/30		292	302,379
Federal National Mortgage Assoc.	3.000		05/01/31		135	139,788
Federal National Mortgage Assoc.	3.000		12/01/31		385	397,902
Federal National Mortgage Assoc.	3.000		05/01/32		385	397,942
Federal National Mortgage Assoc.	3.000		09/01/32		182	187,821
Federal National Mortgage Assoc.	3.000		11/01/36		338	350,261
Federal National Mortgage Assoc.	3.000		10/01/42		326	338,799
Federal National Mortgage Assoc.	3.000		10/01/42		562	584,287
Federal National Mortgage Assoc.	3.000		02/01/43		332	345,129
Federal National Mortgage Assoc.	3.000		04/01/43		590	612,036
Federal National Mortgage Assoc.	3.000		06/01/43		748	776,181
Federal National Mortgage Assoc.	3.000		12/01/45		916	951,875
Federal National Mortgage Assoc.	3.000		05/01/46		1,857	1,917,492
Federal National Mortgage Assoc.	3.000		10/01/46		5,470	5,646,846
Federal National Mortgage Assoc.	3.000		03/01/47		1,184	1,222,486
Federal National Mortgage Assoc.	3.000		04/01/47		2,842	2,933,489
Federal National Mortgage Assoc.	3.000		12/01/49		993	1,015,993

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	12/01/29		191	$200,464
Federal National Mortgage Assoc.	3.500	12/01/30		172	179,408
Federal National Mortgage Assoc.	3.500	07/01/31		942	990,412
Federal National Mortgage Assoc.	3.500	08/01/31		631	658,436
Federal National Mortgage Assoc.	3.500	02/01/33		382	399,761
Federal National Mortgage Assoc.	3.500	05/01/33		208	217,201
Federal National Mortgage Assoc.	3.500	10/01/41		224	236,821
Federal National Mortgage Assoc.	3.500	04/01/42		467	493,904
Federal National Mortgage Assoc.	3.500	05/01/42		468	494,951
Federal National Mortgage Assoc.	3.500	05/01/42		2,276	2,405,827
Federal National Mortgage Assoc.	3.500	06/01/42		1,063	1,108,890
Federal National Mortgage Assoc.	3.500	10/01/42		562	593,608
Federal National Mortgage Assoc.	3.500	10/01/42		764	807,960
Federal National Mortgage Assoc.	3.500	10/01/42		1,235	1,305,825
Federal National Mortgage Assoc.	3.500	06/01/43		367	387,968
Federal National Mortgage Assoc.	3.500	06/01/45		524	549,642
Federal National Mortgage Assoc.	3.500	06/01/45		1,051	1,103,290
Federal National Mortgage Assoc.	3.500	09/01/45		662	694,798
Federal National Mortgage Assoc.	3.500	10/01/45		903	948,428
Federal National Mortgage Assoc.	3.500	01/01/46		304	319,284
Federal National Mortgage Assoc.	3.500	01/01/46		706	741,079
Federal National Mortgage Assoc.	3.500	04/01/46	(k)	9,253	9,667,807
Federal National Mortgage Assoc.	3.500	11/01/46		370	386,333
Federal National Mortgage Assoc.	3.500	07/01/47		991	1,033,429
Federal National Mortgage Assoc.	3.500	08/01/47		483	503,938
Federal National Mortgage Assoc.	3.500	11/01/47		3,985	4,156,528
Federal National Mortgage Assoc.	3.500	01/01/48		666	694,622
Federal National Mortgage Assoc.	3.500	01/01/48		857	894,074
Federal National Mortgage Assoc.	3.500	08/01/48		2,120	2,193,129
Federal National Mortgage Assoc.	3.500	10/01/48		1,516	1,568,588
Federal National Mortgage Assoc.	3.500	11/01/48		787	820,663
Federal National Mortgage Assoc.	3.500	06/01/49		2,683	2,775,772
Federal National Mortgage Assoc.	3.500	06/01/49		3,211	3,314,059
Federal National Mortgage Assoc.	3.500	06/01/49		4,396	4,546,982
Federal National Mortgage Assoc.	3.500	07/01/49		568	586,183
Federal National Mortgage Assoc.	3.500	08/01/49		11,813	12,192,986
Federal National Mortgage Assoc.	4.000	09/01/40		348	374,951
Federal National Mortgage Assoc.	4.000	11/01/40		1,818	1,956,512
Federal National Mortgage Assoc.	4.000	02/01/41		625	672,901
Federal National Mortgage Assoc.	4.000	02/01/41		885	952,240
Federal National Mortgage Assoc.	4.000	12/01/41		519	558,283
Federal National Mortgage Assoc.	4.000	10/01/43		525	565,150
Federal National Mortgage Assoc.	4.000	09/01/44		343	365,657
Federal National Mortgage Assoc.	4.000	10/01/44		800	853,399
Federal National Mortgage Assoc.	4.000	12/01/45		281	299,641

See Notes to Financial Statements.

PGIM Core Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

	Interest Rate		Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%		04/01/46		355	$375,967
Federal National Mortgage Assoc.	4.000		08/01/46		548	580,443
Federal National Mortgage Assoc.	4.000		09/01/46		2,902	3,075,078
Federal National Mortgage Assoc.	4.000		02/01/47		2,253	2,387,050
Federal National Mortgage Assoc.	4.000		03/01/47		1,442	1,540,427
Federal National Mortgage Assoc.	4.000		06/01/47		1,312	1,385,073
Federal National Mortgage Assoc.	4.000		10/01/47		375	396,282
Federal National Mortgage Assoc.	4.000		11/01/47		779	822,283
Federal National Mortgage Assoc.	4.000		12/01/47		776	819,743
Federal National Mortgage Assoc.	4.000		02/01/48		764	806,657
Federal National Mortgage Assoc.	4.000		10/01/48		696	746,940
Federal National Mortgage Assoc.	4.500		08/01/40		159	173,920
Federal National Mortgage Assoc.	4.500		04/01/41		179	195,213
Federal National Mortgage Assoc.	4.500		06/01/41		448	488,983
Federal National Mortgage Assoc.	4.500		08/01/41		248	271,311
Federal National Mortgage Assoc.	4.500		08/01/41		584	638,401
Federal National Mortgage Assoc.	4.500		08/01/44		477	518,928
Federal National Mortgage Assoc.	4.500		01/01/45		298	325,244
Federal National Mortgage Assoc.	4.500		11/01/47		471	503,065
Federal National Mortgage Assoc.	4.500		06/01/48		925	979,980
Federal National Mortgage Assoc.	4.500		12/01/48		911	966,981
Federal National Mortgage Assoc.	4.500		02/01/49		317	336,417
Federal National Mortgage Assoc.	5.000		09/01/30		35	37,417
Federal National Mortgage Assoc.	5.000		03/01/42		544	604,167
Federal National Mortgage Assoc.	5.000		10/01/47		753	808,653
Federal National Mortgage Assoc.	5.000		01/01/48		119	127,208
Federal National Mortgage Assoc.	5.500		01/01/40		206	232,797
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250% (Cap 12.724%, Floor 5.692%)	5.692	(c)	12/01/30		1	681
Federal National Mortgage Assoc.	6.000		10/01/36		120	138,788
Federal National Mortgage Assoc.	6.000		07/01/41		123	142,641
Federal National Mortgage Assoc.	6.625		11/15/30	(k)	485	713,547
Federal National Mortgage Assoc.	7.125		01/15/30	(k)	80	119,167
Government National Mortgage Assoc.	2.500		12/20/46		740	755,144
Government National Mortgage Assoc.	3.000		07/20/42		921	956,078
Government National Mortgage Assoc.	3.000		03/20/43		636	660,991
Government National Mortgage Assoc.	3.000		08/20/43		122	126,583
Government National Mortgage Assoc.	3.000		09/20/43		233	242,132
Government National Mortgage Assoc.	3.000		01/20/44		213	220,812
Government National Mortgage Assoc.	3.000		05/20/45		318	329,215
Government National Mortgage Assoc.	3.000		08/15/45		307	317,444
Government National Mortgage Assoc.	3.000		05/20/46		2,067	2,140,688
Government National Mortgage Assoc.	3.000		07/20/46		1,387	1,436,816
Government National Mortgage Assoc.	3.000		08/20/46		180	186,395

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.000%	10/20/46	332	$343,732
Government National Mortgage Assoc.	3.000	03/20/47	1,925	1,993,771
Government National Mortgage Assoc.	3.000	01/20/48	299	308,866
Government National Mortgage Assoc.	3.000	08/20/48	3,848	3,978,970
Government National Mortgage Assoc.	3.500	01/15/42	153	161,053
Government National Mortgage Assoc.	3.500	12/20/42	441	465,564
Government National Mortgage Assoc.	3.500	01/20/43	646	682,152
Government National Mortgage Assoc.	3.500	02/20/43	293	309,482
Government National Mortgage Assoc.	3.500	08/20/43	1,134	1,194,548
Government National Mortgage Assoc.	3.500	10/20/43	1,481	1,561,118
Government National Mortgage Assoc.	3.500	03/20/45	200	209,075
Government National Mortgage Assoc.	3.500	04/20/45	1,173	1,226,319
Government National Mortgage Assoc.	3.500	04/20/46	2,231	2,332,743
Government National Mortgage Assoc.	3.500	07/20/46	1,460	1,525,877
Government National Mortgage Assoc.	3.500	10/20/46	2,685	2,806,931
Government National Mortgage Assoc.	3.500	12/20/46	2,490	2,603,634
Government National Mortgage Assoc.	3.500	01/20/47	812	848,860
Government National Mortgage Assoc.	3.500	05/20/47	1,791	1,865,211
Government National Mortgage Assoc.	3.500	11/20/47	1,321	1,376,250
Government National Mortgage Assoc.	3.500	01/20/48	957	996,565
Government National Mortgage Assoc.	3.500	10/20/48	621	644,649
Government National Mortgage Assoc.	3.500	11/20/48	1,109	1,151,703
Government National Mortgage Assoc.	3.500	02/20/49	1,522	1,580,699
Government National Mortgage Assoc.	3.500	05/20/49	1,025	1,062,279
Government National Mortgage Assoc.	4.000	12/20/40	378	404,602
Government National Mortgage Assoc.	4.000	06/20/41	148	158,091
Government National Mortgage Assoc.	4.000	11/15/41	208	221,784
Government National Mortgage Assoc.	4.000	12/20/42	318	340,623
Government National Mortgage Assoc.	4.000	04/20/43	236	252,429
Government National Mortgage Assoc.	4.000	10/20/43	234	248,899
Government National Mortgage Assoc.	4.000	12/20/43	499	530,095
Government National Mortgage Assoc.	4.000	09/20/44	286	302,696
Government National Mortgage Assoc.	4.000	08/20/45	572	604,182
Government National Mortgage Assoc.	4.000	10/20/45	266	280,952
Government National Mortgage Assoc.	4.000	03/20/46	512	540,534
Government National Mortgage Assoc.	4.000	11/20/46	399	420,625
Government National Mortgage Assoc.	4.000	03/20/47	445	468,960
Government National Mortgage Assoc.	4.000	05/20/47	722	758,914
Government National Mortgage Assoc.	4.000	07/20/47	2,946	3,096,710
Government National Mortgage Assoc.	4.000	11/20/47	1,805	1,897,061
Government National Mortgage Assoc.	4.000	12/20/47	459	482,665
Government National Mortgage Assoc.	4.000	07/20/48	1,072	1,117,923
Government National Mortgage Assoc.	4.000	08/20/48	366	381,714
Government National Mortgage Assoc.	4.000	09/20/48	916	955,291
Government National Mortgage Assoc.	4.000	11/20/48	392	408,734

See Notes to Financial Statements.

PGIM Core Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.000%		02/20/49		1,135	$1,184,270
Government National Mortgage Assoc.	4.500		12/20/41		714	770,784
Government National Mortgage Assoc.	4.500		10/20/43		117	127,199
Government National Mortgage Assoc.	4.500		01/20/44		144	156,083
Government National Mortgage Assoc.	4.500		04/20/44		507	549,389
Government National Mortgage Assoc.	4.500		03/20/45		129	139,764
Government National Mortgage Assoc.	4.500		07/20/46		300	324,810
Government National Mortgage Assoc.	4.500		08/20/46		252	272,626
Government National Mortgage Assoc.	4.500		11/20/46		242	262,393
Government National Mortgage Assoc.	4.500		01/20/48		290	306,992
Government National Mortgage Assoc.	4.500		02/20/48		1,962	2,078,674
Government National Mortgage Assoc.	4.500		03/20/48		207	219,771
Government National Mortgage Assoc.	4.500		07/20/48		401	421,830
Government National Mortgage Assoc.	4.500		08/20/48		143	150,750
Government National Mortgage Assoc.	4.500		12/20/48		810	851,384
Government National Mortgage Assoc.	5.000		10/20/37		9	10,093
Government National Mortgage Assoc.	5.000		09/20/40		138	151,761
Government National Mortgage Assoc.	5.000		04/20/45		73	80,670
Government National Mortgage Assoc.	5.000		08/20/45		294	321,596
Government National Mortgage Assoc.	6.000		12/15/39		177	205,338

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $230,003,481)						233,592,247

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Strips Coupon	2.222	(s)	02/15/41		1,590	1,038,717
U.S. Treasury Strips Coupon	2.226	(s)	05/15/39		1,730	1,182,347
U.S. Treasury Strips Coupon	2.324	(s)	05/15/42		6,220	3,907,909
U.S. Treasury Strips Coupon	2.340	(s)	02/15/43		3,590	2,206,448
U.S. Treasury Strips Coupon	2.346	(s)	11/15/40		760	499,344
U.S. Treasury Strips Coupon	2.375	(s)	11/15/41		755	482,728
U.S. Treasury Strips Coupon	2.380	(s)	05/15/41		1,590	1,029,090
U.S. Treasury Strips Coupon	2.397	(s)	11/15/43		2,087	1,257,418
U.S. Treasury Strips Coupon	2.434	(s)	11/15/45		575	331,995
U.S. Treasury Strips Coupon	2.436	(s)	02/15/46		415	238,122
U.S. Treasury Strips Coupon	2.524	(s)	11/15/39	(k)	3,150	2,126,742
U.S. Treasury Strips Coupon	2.570	(s)	02/15/31	(k)	2,110	1,749,075

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,048,721)						16,049,935

TOTAL LONG-TERM INVESTMENTS (cost $922,420,587)						956,245,267

See Notes to Financial Statements.

52

Description	Shares	Value
SHORT-TERM INVESTMENTS 3.3%

AFFILIATED MUTUAL FUNDS 3.3%
PGIM Core Ultra Short Bond Fund(w)	23,843,688	$23,843,688
PGIM Institutional Money Market Fund (cost $7,671,700; includes $7,660,429 of cash collateral for securities on loan)(b)(w)	7,670,992	7,672,527

TOTAL AFFILIATED MUTUAL FUNDS (cost $31,515,388)		31,516,215

OPTIONS PURCHASED*~ 0.0% (cost $6,721)		211,138

TOTAL SHORT-TERM INVESTMENTS (cost $31,522,109)		31,727,353

TOTAL INVESTMENTS 102.5% (cost $953,942,696)		987,972,620
Liabilities in excess of other assets(z) (2.5)%		(23,950,733)

NET ASSETS 100.0%		$964,021,887

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

Aces—Alternative Credit Enhancements Securities

BABs—Build America Bonds

CLO—Collateralized Loan Obligation

CMS—Constant Maturity Swap

EMTN—Euro Medium Term Note

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

REITs—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduit Security

STACR—Structured Agency Credit Risk

Strips—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,495,156; cash collateral of $7,660,429 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.

See Notes to Financial Statements.

PGIM Core Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of January 31, 2020.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Government National Mortgage Assoc. (proceeds receivable $1,030,469)	3.500%	TBA	02/20/20	(1,000)	$(1,031,120)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	1,177	$14,272
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	1,144	13,851
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	2,860	32,583
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	5,678	66,494
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	5,760	71,041
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	1,144	12,897

Total Options Purchased (cost $ 6,721)							$211,138

Futures contracts outstanding at January 31, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
24	2 Year U.S. Treasury Notes	Mar. 2020	$5,192,625	$11,210
1,127	5 Year U.S. Treasury Notes	Mar. 2020	135,600,989	1,388,250
144	20 Year U.S. Treasury Bonds	Mar. 2020	23,548,500	832,931
213	30 Year U.S. Ultra Treasury Bonds	Mar. 2020	41,255,438	1,575,481

				3,807,872

See Notes to Financial Statements.

54

Futures contracts outstanding at January 31, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
411	10 Year U.S. Treasury Notes	Mar. 2020	$54,110,719	$(1,085,692)
45	10 Year U.S. Ultra Treasury Notes	Mar. 2020	6,554,531	(22,806)

				(1,108,498)

				$2,699,374

Credit default swap agreement outstanding at January 31, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities—Sell Protection(2):
Towd Point Mortgage Trust	07/25/56	0.450%(M)	5,934	*	$371	$—	$371	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	$41,860	$(24,113)	$65,973	Morgan Stanley &Co. International PLC

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Core Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at January 31, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,092	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	$(1,376)	$46,641	$48,017
29,565	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	134,046	134,046
215	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	—	(284)	(284)
685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(20,212)	(20,212)
1,215	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	3,113	(44,694)	(47,807)
1	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	—	(38)	(38)
3,080	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(17,091)	(120,324)	(103,233)
1,580	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(3,010)	(62,873)	(59,863)
11,460	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(380,192)	(380,192)
7,212	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(74,816)	(74,816)
1,120	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(48,259)	(48,259)
9,600	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	29,514	(414,431)	(443,945)
3,450	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	11,173	(149,873)	(161,046)
5,535	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	18,482	(263,371)	(281,853)

See Notes to Financial Statements.

56

Interest rate swap agreements outstanding at January 31, 2020 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
3,095	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	$—	$(204,941)	$(204,941)
3,923	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(2,549)	(343,334)	(340,785)
1,310	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(124,474)	(124,474)
3,090	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	2,438	(290,565)	(293,003)
5,651	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	219	(532,715)	(532,934)
2,554	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(8,036)	(169,588)	(161,552)
1,502	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(6,010)	(54,320)	(48,310)
1,447	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	19,731	(61,504)	(81,235)
390	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	495	(18,864)	(19,359)
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(21,137)	(21,137)
920	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(543)	(56,596)	(56,053)
9,797	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(178,462)	(1,140,299)	(961,837)
2,296	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(10,355)	(283,436)	(273,081)
9,298	08/15/29	1.611%(A)	1 Day USOIS(1)(A)	2,944	(317,466)	(320,410)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(29,229)	(29,229)
1,270	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(14,053)	(14,053)

				$(139,323)	$(5,061,201)	$(4,921,878)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreement	$—	$(24,113)	$66,344	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$1,361,000	$3,578,713

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Core Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$40,274,148	$—
Collateralized Loan Obligations	—	88,745,754	—
Consumer Loans	—	4,566,451	—
Credit Cards	—	2,418,924	—
Equipment	—	4,213,708	—
Home Equity Loans	—	1,168,262	—
Manufactured Housing	—	1,285,421	—
Other	—	2,165,242	—
Residential Mortgage-Backed Securities	—	8,679,848	—
Student Loans	—	18,137,015	—
Commercial Mortgage-Backed Securities	—	191,155,512	—
Corporate Bonds	—	283,284,295	—
Municipal Bonds	—	8,311,069	—
Residential Mortgage-Backed Securities	—	42,702,721	—
Sovereign Bonds	—	9,494,715	—
U.S. Government Agency Obligations	—	233,592,247	—
U.S. Treasury Obligations	—	16,049,935	—
Affiliated Mutual Funds	31,516,215	—	—
Options Purchased	—	211,138	—

Total	$31,516,215	$956,456,405	$—

Other Financial Instruments*
Assets
Futures Contracts	$3,807,872	$—	$—
OTC Credit Default Swap Agreements	—	42,231	—
Centrally Cleared Interest Rate Swap Agreements	—	182,063	—

Total	$3,807,872	$224,294	$—

Liabilities
Forward Commitment Contract	$—	$(1,031,120)	$—
Futures Contracts	(1,108,497)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(5,103,941)	—

Total	$(1,108,497)	$(6,135,061)	$—

See Notes to Financial Statements.

58

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

U.S. Government Agency Obligations	24.2%
Commercial Mortgage-Backed Securities	19.8
Collateralized Loan Obligations	9.2
Banks	8.5
Residential Mortgage-Backed Securities	5.3
Automobiles	4.2
Electric	3.6
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	3.3
Oil & Gas	2.1
Student Loans	1.9
Pharmaceuticals	1.7
U.S. Treasury Obligations	1.7
Pipelines	1.3
Media	1.2
Telecommunications	1.1
Healthcare-Services	1.1
Commercial Services	1.0
Sovereign Bonds	1.0
Municipal Bonds	0.9
Insurance	0.8
Foods	0.8
Auto Manufacturers	0.7
Real Estate Investment Trusts (REITs)	0.7
Consumer Loans	0.5
Beverages	0.5
Equipment	0.4
Computers	0.4
Diversified Financial Services	0.4
Chemicals	0.4
Agriculture	0.3
Aerospace & Defense	0.3
Gas	0.3

Credit Cards	0.3%
Building Materials	0.2
Other	0.2
Software	0.2
Retail	0.2
Airlines	0.2
Iron/Steel	0.2
Mining	0.2
Lodging	0.2
Manufactured Housing	0.1
Packaging & Containers	0.1
Home Equity Loans	0.1
Electronics	0.1
Machinery-Diversified	0.1
Engineering & Construction	0.1
Semiconductors	0.1
Oil & Gas Services	0.1
Multi-National	0.1
Transportation	0.1
Healthcare-Products	0.0	*
Forest Products & Paper	0.0	*
Biotechnology	0.0	*
Options Purchased	0.0	*
Water	0.0	*
Office/Business Equipment	0.0	*
Housewares	0.0	*

	102.5
Liabilities in excess of other assets	(2.5)

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM Core Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Premiums received for OTC swap agreements	$24,113
Credit contracts	Unrealized appreciation on OTC swap agreements	66,344		—	—
Interest rate contracts	Due from/to broker— variation margin futures	3,807,872	*	Due from/to broker— variation margin futures	1,108,498	*
Interest rate contracts	Due from/to broker— variation margin swaps	182,063	*	Due from/to broker— variation margin swaps	5,103,941	*
Interest rate contracts	Unaffiliated investments	211,138		—	—

		$4,267,417			$6,236,552

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Rate Agreements	Swaps
Credit contracts	$—	$—	$—	$—	$22,092
Interest rate contracts	(188,241)	75,539	5,160,770	(153,633)	(146,428)

Total	$(188,241)	$75,539	$5,160,770	$(153,633)	$(124,336)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

60

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Rate Agreements	Swaps
Credit contracts	$—	$—	$—	$—	$(675)
Interest rate contracts	74,246	(38,994)	659,629	16,647	(2,013,599)

Total	$74,246	$(38,994)	$659,629	$16,647	$(2,014,274)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended January 31, 2020, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$51,384	$320,000	$207,113,842	$80,086,166

Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)
$20,533,333	$118,718,000

Credit Default Swap Agreements— Sell Protection(2)
$3,978,011

(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$7,495,156	$(7,495,156)	$—

See Notes to Financial Statements.

PGIM Core Bond Fund	61

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$170,118	$—	$170,118	$—	$170,118
Barclays Bank PLC	41,020	—	41,020	—	41,020
Citigroup Global Markets, Inc.	371	—	371	—	371
Morgan Stanley & Co. International PLC	65,973	(24,113)	41,860	—	41,860

	$277,482	$(24,113)	$253,369	$—	$253,369

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

62

Statement of Assets and Liabilities (unaudited)

as of January 31, 2020

Assets
Investments at value, including securities on loan of $7,495,156:
Unaffiliated investments (cost $922,427,308)	$956,456,405
Affiliated investments (cost $31,515,388)	31,516,215
Receivable for investments sold	5,602,884
Dividends and interest receivable	4,176,644
Receivable for Fund shares sold	3,474,924
Deposit with broker for centrally cleared/exchange-traded derivatives	1,361,000
Due from broker—variation margin futures	292,000
Unrealized appreciation on OTC swap agreements	66,344
Prepaid expenses and other assets	3,179

Total Assets	1,002,949,595

Liabilities
Payable for investments purchased	28,039,808
Payable to broker for collateral for securities on loan	7,660,429
Payable for Fund shares reacquired	1,480,193
Forward commitment contracts, at value (proceeds receivable $1,030,469)	1,031,120
Due to broker—variation margin swaps	199,858
Management fee payable	194,297
Dividends payable	151,375
Accrued expenses and other liabilities	112,293
Distribution fee payable	30,765
Premiums received for OTC swap agreements	24,113
Affiliated transfer agent fee payable	3,457

Total Liabilities	38,927,708

Net Assets	$964,021,887

Net assets were comprised of:
Shares of beneficial interest, at par	$92,811
Paid-in capital in excess of par	935,419,788
Total distributable earnings (loss)	28,509,288

Net assets, January 31, 2020	$964,021,887

See Notes to Financial Statements.

PGIM Core Bond Fund	63

Statement of Assets and Liabilities (unaudited)

as of January 31, 2020

Class A
Net asset value and redemption price per share, ($127,340,577 ÷ 12,262,053 shares of beneficial interest issued and outstanding)	$10.38
Maximum sales charge (3.25% of offering price)	0.35

Maximum offering price to public	$10.73

Class C
Net asset value, offering price and redemption price per share,
($5,976,055 ÷ 575,075 shares of beneficial interest issued and outstanding)	$10.39

Class R
Net asset value, offering price and redemption price per share,
($16,911 ÷ 1,629 shares of beneficial interest issued and outstanding)	$10.38

Class Z
Net asset value, offering price and redemption price per share,
($214,299,563 ÷ 20,632,473 shares of beneficial interest issued and outstanding)	$10.39

Class R6
Net asset value, offering price and redemption price per share,
($616,388,781 ÷ 59,340,015 shares of beneficial interest issued and outstanding)	$10.39

See Notes to Financial Statements.

64

Statement of Operations (unaudited)

Six Months Ended Ended January 31, 2020

Net Investment Income (Loss)
Income
Interest income	$11,812,261
Affiliated dividend income	268,346
Affiliated income from securities lending, net	7,437

Total income	12,088,044

Expenses
Management fee	1,410,881
Distribution fee(a)	146,820
Transfer agent’s fees and expenses (including affiliated expense of $8,515)(a)	120,099
Custodian and accounting fees	90,105
Registration fees(a)	49,193
Shareholders’ reports	44,860
Audit fee	31,837
Legal fees and expenses	11,095
Trustees’ fees	9,750
SEC registration fees	705
Miscellaneous	10,156

Total expenses	1,925,501
Less: Fee waiver and/or expense reimbursement(a)	(265,893)
Distribution fee waiver(a)	(21)

Net expenses	1,659,587

Net investment income (loss)	10,428,457

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $208)	368,672
Futures transactions	5,160,770
Forward rate agreement transactions	(153,633)
Options written transactions	75,539
Swap agreement transactions	(124,336)
Foreign currency transactions	(8)

5,327,004

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $415)	19,196,607
Futures	659,629
Forward rate agreements	16,647
Options written	(38,994)
Swap agreements	(2,014,274)
Foreign currencies	(4)

17,819,611

Net gain (loss) on investment and foreign currency transactions	23,146,615

Net Increase (Decrease) In Net Assets Resulting From Operations	$33,575,072

See Notes to Financial Statements.

PGIM Core Bond Fund	65

Statement of Operations (unaudited)

Six Months Ended Ended January 31, 2020

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	122,260	24,498	62	—	—
Transfer agent’s fees and expenses	38,481	2,687	39	78,011	881
Registration fees	8,110	7,641	7,548	8,586	17,308
Fee waiver and/or expense reimbursement	(21,207)	(8,848)	(7,580)	(96,447)	(131,811)
Distribution fee waiver	—	—	(21)	—	—

See Notes to Financial Statements.

66

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,428,457	$14,196,960
Net realized gain (loss) on investment and foreign currency transactions	5,327,004	4,453,559
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	17,819,611	21,176,914

Net increase (decrease) in net assets resulting from operations	33,575,072	39,827,433

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,290,012)	(1,755,631)
Class C	(45,713)	(79,023)
Class R	(196)	(415)
Class Z	(2,882,011)	(3,701,526)
Class R6	(7,861,985)	(10,042,604)

	(12,079,917)	(15,579,199)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	381,318,915	232,754,660
Net asset value of shares issued in reinvestment of dividends and distributions	11,907,320	15,560,437
Cost of shares reacquired	(61,468,471)	(111,205,574)

Net increase (decrease) in net assets from Fund share transactions	331,757,764	137,109,523

Total increase (decrease)	353,252,919	161,357,757

Net Assets:
Beginning of period	610,768,968	449,411,211

End of period	$964,021,887	$610,768,968

See Notes to Financial Statements.

PGIM Core Bond Fund	67

Notes to Financial Statements (unaudited)

The Target Portfolio Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Trust currently consists of three series: PGIM Corporate Bond Fund, PGIM Core Bond Fund and PGIM QMA Small-Cap Value Fund (collectively the “Funds”).

These financial statements relate only to the PGIM Core Bond Fund (the “Fund”).

The investment objective of the Fund is total return.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

68

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited

PGIM Core Bond Fund	69

Notes to Financial Statements (unaudited) (continued)

to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act

70

of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of

PGIM Core Bond Fund	71

Notes to Financial Statements (unaudited) (continued)

equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount.

72

This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate

PGIM Core Bond Fund	73

Notes to Financial Statements (unaudited) (continued)

payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and

74

represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

PGIM Core Bond Fund	75

Notes to Financial Statements (unaudited) (continued)

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2020, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation

76

in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions from net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and

PGIM Core Bond Fund	77

Notes to Financial Statements (unaudited) (continued)

which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective December 13, 2019, the management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.32% of the Fund’s average daily net assets up to $10 billion; and 0.31% of the Fund’s average daily net assets in excess of $10 billion. Prior to December 13, 2019, the management fee paid to the Manager was accrued daily and payable monthly at an annual rate of 0.35% of the Fund’s average daily net assets up to $10 billion; and 0.34% of the Fund’s average daily net assets in excess of $10 billion.The effective management fee rate before any waivers and/or expense reimbursements was 0.34% for the reporting period ended January 31, 2020.

78

Effective December 1, 2019, the Manager has contractually agreed, through November 30, 2020, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements to 0.70% of average daily net assets for Class A shares, 1.45% of average daily net assets for Class C shares, 0.95% of average daily net assets for Class R shares, 0.33% of average daily net assets for Class Z shares, and 0.32% of average daily net assets for Class R6 shares. Prior to December 1, 2019, the Manager had contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.70% of average daily net assets for Class A shares, 1.45% of average daily net assets for Class C shares, 0.95% of average daily net assets for Class R shares, 0.41% of average daily net assets for Class Z shares, and 0.36% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. 0.70% of average daily net assets for Class A shares, 1.45% of average daily net assets for Class C shares, 0.95% of average daily net assets for Class R shares, 0.41% of average daily net assets for Class Z shares, and 0.36% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through November 30, 2020 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

PGIM Core Bond Fund	79

Notes to Financial Statements (unaudited) (continued)

For the reporting period ended January 31, 2020, PIMS received $338,761 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended January 31, 2020, PIMS received $29 and $123 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended January 31, 2020, no 17a-7 transactions were entered into by the Fund.

80

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2020, were $533,739,488 and $173,891,316, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$38,407,250	$283,988,428	$298,551,990	$—	$—	$23,843,688	23,843,688	$268,346

PGIM Institutional Money Market Fund*
1,631,425	31,685,586	25,645,107	415	208	7,672,527	7,670,992	7,437	**

$40,038,675	$315,674,014	$324,197,097	$415	$208	$31,516,215		$275,783

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2020 were as follows:

Tax Basis	$955,703,759

Gross Unrealized Appreciation	35,756,089
Gross Unrealized Depreciation	(5,667,500)

Net Unrealized Appreciation	$30,088,589

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2019 of approximately $3,444,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2019 are subject to such review.

PGIM Core Bond Fund	81

Notes to Financial Statements (unaudited) (continued)

6. Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more (prior to July 15, 2019, $500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of January 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R	1,119	69%
Class R6	233,673	—%

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	4	88%

82

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2020:
Shares sold	5,397,270	$55,236,410
Shares issued in reinvestment of dividends and distributions	123,721	1,270,908
Shares reacquired	(797,946)	(8,175,162)

Net increase (decrease) in shares outstanding before conversion	4,723,045	48,332,156
Shares issued upon conversion from other share class(es)	37,939	386,087
Shares reacquired upon conversion into other share class(es)	(21,625)	(220,719)

Net increase (decrease) in shares outstanding	4,739,359	$48,497,524

Year ended July 31, 2019:
Shares sold	3,011,197	$29,465,083
Shares issued in reinvestment of dividends and distributions	179,181	1,751,520
Shares reacquired	(1,287,438)	(12,464,558)

Net increase (decrease) in shares outstanding before conversion	1,902,940	18,752,045
Shares issued upon conversion from other share class(es)	50,913	493,537
Shares reacquired upon conversion into other share class(es)	(33,254)	(322,233)

Net increase (decrease) in shares outstanding	1,920,599	$18,923,349

Class C
Six months ended January 31, 2020:
Shares sold	254,145	$2,605,361
Shares issued in reinvestment of dividends and distributions	4,396	45,177
Shares reacquired	(58,977)	(604,845)

Net increase (decrease) in shares outstanding before conversion	199,564	2,045,693
Shares reacquired upon conversion into other share class(es)	(24,714)	(252,003)

Net increase (decrease) in shares outstanding	174,850	$1,793,690

Year ended July 31, 2019:
Shares sold	216,388	$2,107,199
Shares issued in reinvestment of dividends and distributions	8,033	78,425
Shares reacquired	(166,834)	(1,615,314)

Net increase (decrease) in shares outstanding before conversion	57,587	570,310
Shares reacquired upon conversion into other share class(es)	(23,579)	(229,869)

Net increase (decrease) in shares outstanding	34,008	$340,441

Class R
Six months ended January 31, 2020:
Shares sold	15	$144
Shares issued in reinvestment of dividends and distributions	19	195
Shares reacquired	(1)	(7)

Net increase (decrease) in shares outstanding	33	$332

Year ended July 31, 2019:
Shares sold	30	$300
Shares issued in reinvestment of dividends and distributions	42	414
Shares reacquired	(25)	(255)

Net increase (decrease) in shares outstanding	47	$459

PGIM Core Bond Fund	83

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended January 31, 2020:
Shares sold	6,402,690	$65,573,541
Shares issued in reinvestment of dividends and distributions	274,383	2,818,163
Shares reacquired	(2,175,515)	(22,332,170)

Net increase (decrease) in shares outstanding before conversion	4,501,558	46,059,534
Shares issued upon conversion from other share class(es)	23,624	242,192
Shares reacquired upon conversion into other share class(es)	(21,020)	(214,573)

Net increase (decrease) in shares outstanding	4,504,162	$46,087,153

Year ended July 31, 2019:
Shares sold	7,865,642	$77,391,227
Shares issued in reinvestment of dividends and distributions	377,379	3,688,179
Shares reacquired	(2,621,561)	(25,498,883)

Net increase (decrease) in shares outstanding before conversion	5,621,460	55,580,523
Shares issued upon conversion from other share class(es)	29,986	290,554
Shares reacquired upon conversion into other share class(es)	(44,517)	(430,326)

Net increase (decrease) in shares outstanding	5,606,929	$55,440,751

Class R6
Six months ended January 31, 2020:
Shares sold	25,091,410	$257,903,459
Shares issued in reinvestment of dividends and distributions	756,778	7,772,877
Shares reacquired	(2,962,772)	(30,356,287)

Net increase (decrease) in shares outstanding before conversion	22,885,416	235,320,049
Shares issued upon conversion from other share class(es)	15,735	160,413
Shares reacquired upon conversion into other share class(es)	(9,914)	(101,397)

Net increase (decrease) in shares outstanding	22,891,237	$235,379,065

Year ended July 31, 2019:
Shares sold	12,640,134	$123,790,851
Shares issued in reinvestment of dividends and distributions	1,027,886	10,041,899
Shares reacquired	(7,387,538)	(71,626,564)

Net increase (decrease) in shares outstanding before conversion	6,280,482	62,206,186
Shares issued upon conversion from other share class(es)	22,379	216,744
Shares reacquired upon conversion into other share class(es)	(1,904)	(18,407)

Net increase (decrease) in shares outstanding	6,300,957	$62,404,523

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

84

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 - 10/1/2020	10/4/2018 - 10/2/2019
Total Commitment	$ 900 million	$ 900 million
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2020.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

PGIM Core Bond Fund	85

Notes to Financial Statements (unaudited) (continued)

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

86

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

10. Subsequent Event

Subsequent to January 31, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which may have an impact on the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

PGIM Core Bond Fund	87

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,				February 17, 2015 through July 31,
	2020		2019	2018	2017	2016	2015(a)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.09		$9.63	$9.99	$10.22	$9.88	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.26	0.22	0.18	0.18	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.30		0.49	(0.33)	(0.20)	0.39	(0.09)
Total from investment operations	0.42		0.75	(0.11)	(0.02)	0.57	-
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.29)	(0.25)	(0.21)	(0.20)	(0.11)
Tax return of capital distributions	-		-	-	-	(0.03)	-
Distributions from net realized gains	-	(c)	-	-	-	-	-
Total dividends and distributions	(0.13)		(0.29)	(0.25)	(0.21)	(0.23)	(0.11)
Net asset value, end of period	$10.38		$10.09	$9.63	$9.99	$10.22	$9.88
Total Return(d):	4.33%		7.90%	(1.14)%	(0.13)%	5.91%	(0.05)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$127,341		$75,923	$53,967	$43,489	$17,437	$203
Average net assets (000)	$97,276		$59,735	$48,790	$38,131	$3,049	$78
Ratios to average net assets(e)(f)(g):
Expenses after waivers and/or expense reimbursement	0.69%	(h)	0.70%	0.70%	0.70%	0.70%	0.70%	(h)
Expenses before waivers and/or expense reimbursement	0.73%	(h)	0.82%	0.84%	0.89%	0.90%	1.16%	(h)
Net investment income (loss)	2.23%	(h)	2.66%	2.23%	1.77%	1.74%	1.97%	(h)
Portfolio turnover rate(i)(j)	59%		69%	172%	314%	224%	535%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(h)	Annualized.
(i)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

88

(j)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund	89

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,				February 17, 2015 through July 31,
	2020		2019	2018	2017	2016	2015(a)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.10		$9.64	$9.99	$10.23	$9.89	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.19	0.14	0.10	0.11	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.31		0.48	(0.32)	(0.20)	0.39	(0.08)
Total from investment operations	0.39		0.67	(0.18)	(0.10)	0.50	(0.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.21)	(0.17)	(0.14)	(0.14)	(0.07)
Tax return of capital distributions	-		-	-	-	(0.02)	-
Distributions from net realized gains	-	(c)	-	-	-	-	-
Total dividends and distributions	(0.10)		(0.21)	(0.17)	(0.14)	(0.16)	(0.07)
Net asset value, end of period	$10.39		$10.10	$9.64	$9.99	$10.23	$9.89
Total Return(d):	3.83%		7.09%	(1.78)%	(0.98)%	5.13%	(0.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,976		$4,042	$3,530	$3,486	$2,226	$63
Average net assets (000)	$4,873		$3,593	$3,635	$3,009	$880	$16
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.45%	(g)	1.45%	1.45%	1.45%	1.45%	1.45% (g)
Expenses before waivers and/or expense reimbursement	1.81%	(g)	1.95%	1.99%	1.64%	1.69%	1.82% (g)
Net investment income (loss)	1.48%	(g)	1.91%	1.47%	0.98%	1.08%	1.03% (g)
Portfolio turnover rate(h)(i)	59%		69%	172%	314%	224%	535%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.
(h)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

90

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,				February 17, 2015 through July 31,
	2020		2019	2018	2017	2016	2015(a)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.09		$9.63	$9.99	$10.23	$9.88	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.23	0.20	0.15	0.16	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.31		0.49	(0.34)	(0.20)	0.41	(0.09)
Total from investment operations	0.41		0.72	(0.14)	(0.05)	0.57	(0.02)
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.26)	(0.22)	(0.19)	(0.19)	(0.09)
Tax return of capital distributions	-		-	-	-	(0.03)	-
Distributions from net realized gains	-	(c)	-	-	-	-	-
Total dividends and distributions	(0.12)		(0.26)	(0.22)	(0.19)	(0.22)	(0.09)
Net asset value, end of period	$10.38		$10.09	$9.63	$9.99	$10.23	$9.88
Total Return(d):	4.09%		7.63%	(1.39)%	(0.48)%	5.81%	(0.16)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17		$16	$15	$11	$11	$10
Average net assets (000)	$16		$15	$13	$10	$10	$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.95%	(g)	0.95%	0.95%	0.95%	0.95%	0.95% (g)
Expenses before waivers and/or expense reimbursement	92.73%	(g)	89.73%	113.11%	1.40%	1.52%	1.64% (g)
Net investment income (loss)	2.00%	(g)	2.41%	1.99%	1.46%	1.66%	1.56% (g)
Portfolio turnover rate(h)(i)	59%		69%	172%	314%	224%	535%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.
(h)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund	91

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2020		2019	2018	2017	2016	2015(a)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.09		$9.63	$9.99	$10.23	$9.88	$10.13
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.28	0.24	0.19	0.21	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		0.49	(0.33)	(0.19)	0.40	(0.19)
Total from investment operations	0.45		0.77	(0.09)	-	0.61	-
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.31)	(0.27)	(0.24)	(0.23)	(0.25)
Tax return of capital distributions	-		-	-	-	(0.03)	-
Distributions from net realized gains	-	(c)	-	-	-	-	-
Total dividends and distributions	(0.15)		(0.31)	(0.27)	(0.24)	(0.26)	(0.25)
Net asset value, end of period	$10.39		$10.09	$9.63	$9.99	$10.23	$9.88
Total Return(d):	4.49%		8.17%	(0.90)%	0.02%	6.32%	(0.02)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$214,300		$162,803	$101,369	$82,297	$96,978	$103,725
Average net assets (000)	$194,355		$115,704	$84,455	$113,324	$93,861	$114,825
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.38%	(g)	0.44%	0.45%	0.45%	0.45%	0.61%
Expenses before waivers and/or expense reimbursement	0.48%	(g)	0.53%	0.52%	0.61%	0.75%	0.78%
Net investment income (loss)	2.56%	(g)	2.92%	2.48%	1.89%	2.15%	1.88%
Portfolio turnover rate(h)(i)	59%		69%	172%	314%	224%	535%

(a)	Class T shares were renamed Class Z shares effective February 17, 2015.
(b)	Calculated based on average shares outstanding during the year.
(c)	Less than $(0.005) per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.
(h)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

92

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,				February 17, 2015 through July 31,
	2020		2019	2018	2017	2016	2015(a)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.10		$9.64	$9.99	$10.23	$9.88	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.29	0.25	0.22	0.21	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.31		0.49	(0.32)	(0.22)	0.40	(0.08)
Total from investment operations	0.44		0.78	(0.07)	-	0.61	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.32)	(0.28)	(0.24)	(0.23)	(0.12)
Tax return of capital distributions	-		-	-	-	(0.03)	-
Distributions from net realized gains	-	(c)	-	-	-	-	-
Total dividends and distributions	(0.15)		(0.32)	(0.28)	(0.24)	(0.26)	(0.12)
Net asset value, end of period	$10.39		$10.10	$9.64	$9.99	$10.23	$9.88
Total Return(d):	4.51%		8.12%	(0.74)%	0.07%	6.32%	0.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$616,389		$367,985	$290,530	$201,345	$11	$10
Average net assets (000)	$526,813		$309,110	$254,525	$83,714	$10	$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.35%	(g)	0.39%	0.40%	0.40%	0.45%	0.45%	(g)
Expenses before waivers and/or expense reimbursement	0.40%	(g)	0.44%	0.45%	0.53%	0.67%	0.75%	(g)
Net investment income (loss)	2.57%	(g)	2.97%	2.54%	2.22%	2.15%	2.05%	(g)
Portfolio turnover rate(h)(i)	59%		69%	172%	314%	224%	535%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.
(h)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund	93

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer •Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Core Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM CORE BOND FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	TPCAX	TPCCX	TPCRX	TAIBX	TPCQX
CUSIP	875921769	875921751	875921736	875921801	875921744

MF226E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)	Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 18, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 18, 2020